American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible International Equity ETF (AVSD)
May 31, 2023

Avantis Responsible International Equity ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 6.7%
88 Energy Ltd.(1)	29,584	144
Accent Group Ltd.	12,719	14,679
Acrow Formwork & Construction Services Ltd.	20,103	10,060
Adairs Ltd.	2,835	3,520
Aeris Resources Ltd.(1)	5,261	1,594
ALS Ltd.	3,162	23,752
Altium Ltd.	1,456	36,640
AMP Ltd.	45,698	32,531
Ansell Ltd.	906	15,776
ANZ Group Holdings Ltd.	22,411	333,354
ARB Corp. Ltd.	750	13,937
ASX Ltd.	941	41,247
Atlas Arteria Ltd.	12,721	52,956
Aurizon Holdings Ltd.	37,761	87,404
Australian Clinical Labs Ltd.	2,607	5,387
Australian Ethical Investment Ltd.	1,333	2,331
Australian Finance Group Ltd.	3,501	3,869
Baby Bunting Group Ltd.	1,996	2,348
Bank of Queensland Ltd.	10,761	38,249
Bapcor Ltd.	1,900	7,618
Bega Cheese Ltd.	5,592	13,086
Bendigo & Adelaide Bank Ltd.	9,371	52,300
Brambles Ltd.	27,196	242,817
Bravura Solutions Ltd.	6,638	1,942
Brickworks Ltd.	997	16,614
carsales.com Ltd.	2,494	37,637
Cedar Woods Properties Ltd.	733	2,293
Challenger Ltd.	10,213	41,167
Cleanaway Waste Management Ltd.	10,478	17,705
Clinuvel Pharmaceuticals Ltd.	1,003	12,201
Cochlear Ltd.	376	59,507
Codan Ltd.	660	3,045
Coles Group Ltd.	12,531	146,429
Commonwealth Bank of Australia	7,559	475,179
Computershare Ltd.	2,602	37,776
Credit Corp. Group Ltd.(2)	1,025	11,351
CSL Ltd.	1,571	312,875
CSR Ltd.	13,503	42,975
Data#3 Ltd.	2,482	11,425
DDH1 Ltd.	3,898	2,014
Deterra Royalties Ltd.	5,955	17,388
Domino's Pizza Enterprises Ltd.	316	9,928
Eagers Automotive Ltd.	3,186	25,568
Emeco Holdings Ltd.	11,550	4,842
Endeavour Group Ltd.	16,515	66,211
Evolution Mining Ltd.	62,115	140,035
EVT Ltd.	4,207	32,275
Firefinch Ltd.(1)	1,565	204
FleetPartners Group Ltd.(1)	6,070	8,598

Fortescue Metals Group Ltd.	21,556	269,913
G8 Education Ltd.	2,177	1,480
Gold Road Resources Ltd.	24,184	27,862
GWA Group Ltd.	2,184	2,563
Hansen Technologies Ltd.	1,654	5,335
Harvey Norman Holdings Ltd.	13,979	30,615
Hastings Technology Metals Ltd.(1)	1,922	2,123
Hawsons Iron Ltd.(1)	7,440	169
Healius Ltd.	1,699	3,483
Helia Group Ltd.	10,610	22,762
Humm Group Ltd.(2)	6,363	1,716
IDP Education Ltd.	1,690	23,960
IGO Ltd.	13,307	123,585
Imdex Ltd.	10,938	13,130
Infomedia Ltd.	7,506	6,829
Insignia Financial Ltd.	3,350	6,249
Insurance Australia Group Ltd.	4,515	15,226
Integral Diagnostics Ltd.	620	1,345
InvoCare Ltd.	971	7,837
IPH Ltd.	979	5,001
IRESS Ltd.	978	6,501
James Hardie Industries PLC(1)	1,756	43,214
JB Hi-Fi Ltd.	2,805	77,662
Judo Capital Holdings Ltd.(1)	6,269	4,748
Kelsian Group Ltd.	987	4,361
Lendlease Corp. Ltd.	6,151	31,572
Lifestyle Communities Ltd.	1,285	12,539
Link Administration Holdings Ltd.	9,713	12,089
Lovisa Holdings Ltd.	996	13,307
Lycopodium Ltd.	1,507	9,605
Macquarie Group Ltd.	1,028	114,022
Magellan Financial Group Ltd.	3,160	16,199
Mayne Pharma Group Ltd.	1,276	2,954
McMillan Shakespeare Ltd.	2,137	21,428
Medibank Pvt Ltd.	49,087	113,930
Melbana Energy Ltd.(1)(2)	24,163	1,241
Mesoblast Ltd.(1)	6,223	4,096
Mineral Resources Ltd.	1,398	64,397
Myer Holdings Ltd.	24,535	10,853
National Australia Bank Ltd.	21,954	369,767
Netwealth Group Ltd.	1,530	12,664
Newcrest Mining Ltd. (Sydney)	10,062	169,737
NEXTDC Ltd.(1)	2,535	20,926
nib holdings Ltd.	11,301	62,065
Nick Scali Ltd.	1,654	9,246
Nine Entertainment Co. Holdings Ltd.	20,201	24,732
Nuix Ltd.(1)	2,431	1,556
OFX Group Ltd.(1)	5,801	6,897
Omni Bridgeway Ltd.(1)	4,485	7,850
oOh!media Ltd.	8,497	6,740
Orora Ltd.	15,778	33,717
Pantoro Ltd.(1)	1,152	52
Pepper Money Ltd.	1,759	1,486
Perpetual Ltd.	1,864	29,956

PEXA Group Ltd.(1)	378	3,212
Platinum Asset Management Ltd.	15,171	16,672
Praemium Ltd.	5,157	2,060
Premier Investments Ltd.	3,013	43,853
Pro Medicus Ltd.	455	17,542
PWR Holdings Ltd.	953	5,486
QBE Insurance Group Ltd.	7,030	66,673
Qube Holdings Ltd.	9,677	18,680
Ramsay Health Care Ltd.	337	12,576
REA Group Ltd.(2)	407	36,358
Reece Ltd.	286	3,373
Reliance Worldwide Corp. Ltd.	1,576	4,299
Renascor Resources Ltd.(1)	727	90
Ridley Corp. Ltd.	6,246	7,942
Sandfire Resources Ltd.(1)	7,151	26,817
SEEK Ltd.	1,866	28,518
Seven Group Holdings Ltd.	454	6,905
Seven West Media Ltd.(1)	21,362	5,141
Sigma Healthcare Ltd.	41,147	17,384
Silver Mines Ltd.(1)	5,213	681
Sims Ltd.	4,911	45,351
SmartGroup Corp. Ltd.	649	3,063
Solvar Ltd.	1,221	1,255
Sonic Healthcare Ltd.	5,808	132,836
Southern Cross Media Group Ltd.	3,981	1,890
SRG Global Ltd.	13,313	5,886
Steadfast Group Ltd.	6,301	24,290
Suncorp Group Ltd.	10,026	86,439
Super Retail Group Ltd.	5,907	43,800
Technology One Ltd.	3,565	37,922
Telstra Group Ltd.	53,314	151,190
Temple & Webster Group Ltd.(1)	219	676
Transurban Group	20,346	196,257
Treasury Wine Estates Ltd.	14,657	110,741
United Malt Group Ltd.	4,199	11,316
Ventia Services Group Pty Ltd.	1,732	3,053
Vulcan Steel Ltd.	954	4,814
Webjet Ltd.(1)	4,092	19,625
Wesfarmers Ltd.	6,869	212,672
Westpac Banking Corp.	21,554	289,333
WiseTech Global Ltd.(2)	706	34,313
Woolworths Group Ltd.	8,810	214,912
Xero Ltd.(1)	918	65,539
		6,487,510
Austria — 0.3%
ANDRITZ AG	291	15,638
AT&S Austria Technologie & Systemtechnik AG	355	10,859
BAWAG Group AG(1)	249	10,871
CA Immobilien Anlagen AG	81	2,220
DO & CO. AG(1)	28	3,432
Erste Group Bank AG	1,642	53,341
IMMOFINANZ AG(1)	249	4,114
Lenzing AG(1)	104	6,032
Oesterreichische Post AG	536	18,739

Porr Ag	148	2,125
Raiffeisen Bank International AG(1)	2,346	34,496
Semperit AG Holding	77	1,738
Telekom Austria AG(1)	897	6,538
UNIQA Insurance Group AG	1,595	13,710
Verbund AG	303	22,896
Vienna Insurance Group AG Wiener Versicherung Gruppe	381	9,897
Wienerberger AG	1,065	30,154
		246,800
Belgium — 0.9%
Ackermans & van Haaren NV	338	55,466
Ageas SA	2,261	90,454
AGFA-Gevaert NV(1)	1,937	5,089
Anheuser-Busch InBev SA, ADR(2)	1,944	103,810
Barco NV	673	17,473
Bekaert SA	592	25,367
bpost SA(2)	2,754	11,554
Cie d'Entreprises CFE	167	1,800
Deceuninck NV	336	878
D'ieteren Group	221	38,234
Elia Group SA	189	22,873
Etablissements Franz Colruyt NV	965	31,971
Fagron	1,678	30,194
Galapagos NV, ADR(1)(2)	373	15,427
Gimv NV	342	16,104
Ion Beam Applications	515	8,282
KBC Ancora	947	45,361
KBC Group NV	2,089	137,245
Kinepolis Group NV	387	17,242
Ontex Group NV(1)	1,950	14,884
Proximus SADP	2,252	17,479
Recticel SA	371	4,907
Shurgard Self Storage Ltd.	280	12,813
Telenet Group Holding NV	77	1,644
UCB SA	918	80,170
Umicore SA	2,092	58,157
VGP NV	225	22,347
		887,225
Canada — 10.1%
Absolute Software Corp.	987	11,059
ADENTRA, Inc.	1,160	24,003
AG Growth International, Inc.	300	11,081
AGF Management Ltd., Class B	2,683	13,914
Agnico Eagle Mines Ltd.	4,968	252,810
Aimia, Inc.(1)(2)	860	2,319
Alamos Gold, Inc., Class A	5,338	65,904
Altus Group Ltd.	563	18,319
Amerigo Resources Ltd.	3,158	3,234
Andlauer Healthcare Group, Inc.	354	12,053
Aritzia, Inc.(1)	1,262	32,324
Ascot Resources Ltd.(1)	2,384	1,019
Atrium Mortgage Investment Corp.(2)	477	3,883
B2Gold Corp.	23,088	85,549
Ballard Power Systems, Inc.(1)	2,137	8,957

Bank of Montreal	4,577	381,737
Bank of Nova Scotia	7,017	338,935
BCE, Inc.(2)	477	21,519
Bird Construction, Inc.	477	2,938
Bonterra Energy Corp.(1)	759	2,930
Boralex, Inc., A Shares(2)	1,429	39,486
Boston Pizza Royalties Income Fund	286	3,436
Boyd Group Services, Inc.	195	35,340
Brookfield Asset Management Ltd., Class A	847	25,894
Brookfield Business Corp., Class A	316	6,500
Brookfield Corp.	1,698	50,996
Brookfield Renewable Corp., Class A	954	32,018
BRP, Inc.	563	40,026
CAE, Inc.(1)	1,887	38,588
Calian Group Ltd.	286	12,445
Cameco Corp.	1,624	45,209
Canaccord Genuity Group, Inc.	676	4,756
Canada Goose Holdings, Inc.(1)	685	10,904
Canadian Imperial Bank of Commerce	8,496	350,292
Canadian National Railway Co.	2,044	230,464
Canadian Pacific Kansas City Ltd.	2,170	165,352
Canadian Tire Corp. Ltd., Class A(2)	319	38,318
Canadian Western Bank	2,272	41,406
Canfor Corp.(1)	1,133	16,016
Capstone Copper Corp.(1)	6,423	25,361
Cascades, Inc.	954	7,534
CCL Industries, Inc., Class B	1,254	58,428
Celestica, Inc.(1)	3,174	40,473
CGI, Inc.(1)	1,363	141,170
CI Financial Corp.	1,581	15,268
Cineplex, Inc.(1)	477	3,436
Cogeco Communications, Inc.	286	13,511
Colliers International Group, Inc.	286	26,639
Computer Modelling Group Ltd.	954	4,821
Constellation Software, Inc.	144	293,623
Corby Spirit & Wine Ltd.	477	4,923
Corus Entertainment, Inc., B Shares	3,674	3,275
Definity Financial Corp.	1,205	32,222
Descartes Systems Group, Inc.(1)	522	40,360
Dollarama, Inc.	1,676	101,955
Doman Building Materials Group Ltd.	3,514	16,955
Dorel Industries, Inc., Class B(1)(2)	954	3,036
DREAM Unlimited Corp., Class A	286	4,374
Dye & Durham Ltd.	308	3,469
Eldorado Gold Corp. (Toronto)(1)	4,595	43,394
Element Fleet Management Corp.	9,878	149,825
Empire Co. Ltd., Class A	2,237	57,050
Enghouse Systems Ltd.	426	11,828
EQB, Inc.(2)	794	38,597
Fairfax Financial Holdings Ltd.	313	224,664
Finning International, Inc.	954	25,798
First National Financial Corp.	477	13,475
FirstService Corp.	144	20,918
Fission Uranium Corp.(1)	4,755	2,032

Fortuna Silver Mines, Inc.(1)	5,234	17,350
Franco-Nevada Corp.	286	41,563
Gear Energy Ltd.(2)	6,383	4,514
George Weston Ltd.	631	74,223
Gildan Activewear, Inc.	2,051	55,932
goeasy Ltd.	401	31,557
GoldMining, Inc.(1)	3,045	3,118
Great-West Lifeco, Inc.(2)	3,883	109,925
Hammond Power Solutions, Inc.	476	14,818
Home Capital Group, Inc.	954	30,535
Hudbay Minerals, Inc.	3,056	13,079
Hydro One Ltd.	5,185	147,777
i-80 Gold Corp.(1)	1,812	3,938
iA Financial Corp., Inc.	2,836	180,752
IAMGOLD Corp.(1)	17,006	46,352
IGM Financial, Inc.	580	17,039
InPlay Oil Corp.(2)	999	1,803
Intact Financial Corp.	972	143,247
Interfor Corp.(1)	1,242	18,161
Journey Energy, Inc.(1)(2)	1,205	4,758
Kinross Gold Corp.	22,905	107,987
Labrador Iron Ore Royalty Corp.	958	21,327
Laurentian Bank of Canada	833	18,759
Lightspeed Commerce, Inc.(1)	144	1,943
Linamar Corp.	1,203	53,260
Loblaw Cos. Ltd.	1,295	113,225
Lumine Group, Inc.(1)	354	5,215
Lundin Mining Corp.	18,321	128,078
Magna International, Inc.	4,753	229,965
Manulife Financial Corp.	21,775	403,419
Maple Leaf Foods, Inc.	477	8,777
Martinrea International, Inc.	2,378	19,882
MCAN Mortgage Corp.	286	3,360
MDA Ltd.(1)	286	1,803
Medical Facilities Corp.	477	2,881
Metro, Inc.	1,949	102,525
Mullen Group Ltd.(2)	2,584	29,714
National Bank of Canada(2)	4,492	322,034
Neo Performance Materials, Inc.	286	1,740
NFI Group, Inc.(2)	49	320
North American Construction Group Ltd.	954	17,358
North West Co., Inc.	944	26,801
Northern Dynasty Minerals Ltd.(1)(2)	4,755	1,086
Nutrien Ltd.	3,591	189,192
Onex Corp.	1,057	47,863
Open Text Corp.	1,906	79,245
Osisko Gold Royalties Ltd. (Toronto)	1,945	30,876
Pan American Silver Corp.(2)	9,615	146,545
Pason Systems, Inc.	1,205	10,084
Pet Valu Holdings Ltd.	844	19,211
Pine Cliff Energy Ltd.(2)	6,019	5,853
Pizza Pizza Royalty Corp.	477	5,042
Polaris Renewable Energy, Inc.(2)	440	4,547
Power Corp. of Canada	1,432	37,068

Quebecor, Inc., Class B	1,621	38,653
RB Global, Inc.	674	35,207
Real Matters, Inc.(1)	2,667	11,572
Restaurant Brands International, Inc.	1,924	139,690
Rogers Communications, Inc., Class B	2,376	104,754
Royal Bank of Canada	6,145	549,678
Russel Metals, Inc.	2,352	61,715
Sandstorm Gold Ltd.	2,059	11,027
Saputo, Inc.	1,038	26,854
Sherritt International Corp.(1)	6,185	2,255
Shopify, Inc., Class A(1)	1,511	86,453
Sleep Country Canada Holdings, Inc.	637	12,374
Softchoice Corp.	477	6,297
Spin Master Corp., VTG Shares	674	16,831
SSR Mining, Inc.(2)	2,384	35,229
Stantec, Inc.	1,180	68,314
Stella-Jones, Inc.	874	38,668
STEP Energy Services Ltd.(1)	195	391
StorageVault Canada, Inc.	3,247	14,375
Sun Life Financial, Inc.(2)	2,716	131,548
Teck Resources Ltd., Class B	6,603	257,748
TELUS Corp.(1)	106	2,015
TELUS Corp. (Toronto)	2,420	45,851
TFI International, Inc.	1,038	109,344
Thomson Reuters Corp.	476	60,528
Tidewater Midstream & Infrastructure Ltd.(2)	9,181	5,884
Toromont Industries Ltd.	759	58,707
Toronto-Dominion Bank	7,064	399,851
Total Energy Services, Inc.	860	5,531
Transcontinental, Inc., Class A(2)	674	7,025
Tricon Residential, Inc. (Toronto)	2,575	20,695
Trisura Group Ltd.(1)	674	17,095
Uni-Select, Inc.(1)	477	16,420
Viemed Healthcare, Inc.(1)	1,184	11,260
Wajax Corp.	954	16,023
West Fraser Timber Co. Ltd.	1,242	83,816
Western Forest Products, Inc.(2)	8,002	5,954
Westport Fuel Systems, Inc.(1)(2)	1,255	869
Westshore Terminals Investment Corp.	286	6,580
Wheaton Precious Metals Corp.	1,380	62,540
Winpak Ltd.	286	8,994
WSP Global, Inc.	759	94,060
Yangarra Resources Ltd.(1)(2)	2,096	2,455
		9,758,903
China†
Chow Tai Fook Jewellery Group Ltd.	7,200	12,744
Zensun Enterprises Ltd.(1)	3,000	196
		12,940
Denmark — 2.7%
ALK-Abello A/S(1)	792	9,394
Alm Brand A/S	7,270	11,642
Ambu A/S, B Shares(1)	691	10,869
Bavarian Nordic A/S(1)	424	11,378
Carlsberg A/S, B Shares	251	37,902

cBrain A/S	113	2,164
Chemometec A/S(1)	63	4,372
Chr Hansen Holding A/S	242	17,610
Coloplast A/S, B Shares	286	36,089
Danske Bank A/S(1)	9,201	187,647
DSV A/S	308	59,555
FLSmidth & Co. A/S	555	23,072
Genmab A/S, ADR(1)	2,529	99,162
GN Store Nord A/S(1)	178	4,441
H Lundbeck A/S	5,512	29,013
H Lundbeck A/S, A Shares	537	2,658
H+H International A/S, B Shares(1)	210	3,012
ISS A/S	114	2,168
Jyske Bank A/S(1)	1,177	81,168
Nilfisk Holding A/S(1)	82	1,510
NKT A/S(1)	1,037	62,297
Novo Nordisk A/S, ADR	6,528	1,047,483
Novozymes A/S, B Shares	1,432	69,210
Orsted A/S	749	65,902
Pandora A/S	1,142	91,151
Per Aarsleff Holding A/S	630	29,110
Ringkjoebing Landbobank A/S	281	37,474
ROCKWOOL A/S, B Shares	181	43,241
Royal Unibrew A/S	368	31,400
SimCorp A/S	391	40,602
Solar A/S, B Shares	134	9,763
Spar Nord Bank A/S	1,079	15,786
Sparekassen Sjaelland-Fyn A/S	192	4,933
Sydbank A/S	1,512	63,380
Topdanmark A/S	452	23,485
Tryg A/S	1,379	31,389
Vestas Wind Systems A/S(1)	10,050	286,250
		2,587,682
Finland — 0.9%
Aktia Bank Oyj	1,507	14,761
Anora Group Oyj	135	700
Cargotec Oyj, B Shares	341	18,245
Caverion Oyj	340	3,045
Citycon Oyj(1)	1,466	9,442
Elisa Oyj	980	54,895
Harvia Oyj	503	11,865
Huhtamaki Oyj	869	28,433
Kemira Oyj	960	15,259
Kesko Oyj, B Shares	2,805	53,107
Kojamo Oyj	1,032	10,359
Kone Oyj, B Shares	1,632	83,017
Konecranes Oyj	193	7,221
Lassila & Tikanoja Oyj	188	2,036
Marimekko Oyj	556	5,091
Metso Oyj	5,584	61,217
Nokia Oyj, ADR	14,367	57,612
Nokian Renkaat Oyj	861	7,490
Orion Oyj, Class B	1,221	51,773
Outokumpu Oyj	6,553	35,871

Puuilo Oyj	726	5,534
QT Group Oyj(1)	223	20,028
Raisio Oyj, V Shares	381	859
Rovio Entertainment Oyj	666	6,565
Sampo Oyj, A Shares	2,032	93,513
Sanoma Oyj	279	2,071
Stora Enso Oyj, R Shares	4,732	60,032
Taaleri Oyj	180	1,843
Talenom Oyj(2)	156	1,257
TietoEVRY Oyj	129	3,548
Tokmanni Group Corp.	540	6,932
UPM-Kymmene Oyj	1,909	57,388
Uponor Oyj	1,438	42,382
Valmet Oyj	427	12,590
Wartsila Oyj Abp(2)	1,511	17,191
YIT Oyj(2)	2,836	6,099
		869,271
France — 10.0%
Accor SA	1,037	34,534
Aeroports de Paris	482	73,465
Airbus SE	2,646	347,487
ALD SA	3,086	33,305
Alstom SA	1,097	30,275
Alten SA	289	46,341
Amundi SA	1,122	63,319
Antin Infrastructure Partners SA	68	1,069
APERAM SA(2)	660	21,692
Arkema SA	734	64,115
Atos SE(1)	1,299	19,006
Aubay	34	1,677
AXA SA	16,327	462,882
Beneteau SA	575	9,684
Bigben Interactive	67	372
BioMerieux	692	69,527
BNP Paribas SA	6,030	350,574
Bureau Veritas SA	3,262	82,896
Capgemini SE	413	72,050
Carbios SACA(1)	41	1,405
Carrefour SA(2)	7,142	131,444
Casino Guichard Perrachon SA(1)	249	1,487
Catana Group	180	1,432
Chargeurs SA	195	2,582
Cie de Saint-Gobain	9,599	533,075
Cie des Alpes	580	8,893
Cie Generale des Etablissements Michelin SCA	10,143	289,434
Cie Plastic Omnium SA	1,508	24,501
Coface SA	2,347	32,558
Credit Agricole SA(2)	7,173	82,457
Danone SA	896	53,033
Dassault Systemes SE	1,557	68,644
DBV Technologies SA(1)	367	1,329
Derichebourg SA	1,383	7,269
Edenred	612	39,394
Elis SA	632	10,966

Equasens	26	2,150
Esker SA	96	14,784
EssilorLuxottica SA	486	88,016
Eurazeo SE	766	52,394
Euroapi SA(1)	471	4,945
Eurofins Scientific SE(2)	803	53,062
Euronext NV	328	21,886
Eutelsat Communications SA(2)	4,308	27,422
Exail Technologies SA(1)	37	700
Faurecia SE(1)	1,299	26,948
Fnac Darty SA	26	931
Genfit SA(1)	1,350	5,448
Getlink SE	1,558	26,509
Groupe LDLC	36	926
Guerbet(2)	42	748
Hermes International	153	312,093
ID Logistics Group(1)	35	9,373
Ipsen SA	537	62,262
IPSOS	260	12,741
Jacquet Metals SACA	115	2,243
JCDecaux SE(1)	1,519	30,887
Kaufman & Broad SA	498	13,744
Kering SA	573	306,361
Legrand SA	538	50,998
LISI	395	10,548
L'Oreal SA	414	177,252
LVMH Moet Hennessy Louis Vuitton SE	997	871,705
Maisons du Monde SA	590	5,888
Manitou BF SA	78	1,777
Mersen SA(2)	427	16,274
Metropole Television SA	439	6,071
Neoen SA	1,179	35,438
Nexans SA	525	40,524
Nexity SA	195	4,009
Orange SA, ADR(2)	32,562	391,721
Pernod Ricard SA	1,001	216,835
Publicis Groupe SA	945	70,183
Quadient SA	287	5,271
Remy Cointreau SA	159	24,517
Renault SA	4,921	165,285
ReWorld Media SA(1)	119	545
Rexel SA(1)	4,897	100,529
Safran SA	3,258	473,207
Sanofi, ADR	5,537	282,498
Sartorius Stedim Biotech	103	27,152
Schneider Electric SE	2,285	395,302
SCOR SE	1,514	38,775
SEB SA	186	17,546
SES SA(2)	8,013	47,583
SMCP SA(1)	986	7,734
Societe BIC SA	250	14,928
Societe Generale SA(2)	13,476	313,728
SOITEC(1)	306	43,007
Solutions 30 SE(1)(2)	1,466	4,703

Sopra Steria Group SACA	80	15,048
SPIE SA	933	27,743
STMicroelectronics NV, NY Shares	13,645	592,739
Technicolor Creative Studios SA(1)(2)	1,875	181
Teleperformance	314	46,985
Television Francaise 1(2)	897	6,237
Thales SA	1,328	185,101
Trigano SA	140	19,040
Ubisoft Entertainment SA(1)	2,059	58,564
Valeo SA	5,805	111,711
Vantiva SA(1)	1,875	380
Vinci SA	4,164	474,350
Virbac SA	70	21,375
Vivendi SE	4,001	35,545
Wavestone	67	3,200
Worldline SA(1)	363	14,149
		9,624,627
Germany — 7.1%
1&1 AG	363	3,884
Adesso SE	35	4,257
adidas AG	591	96,086
ADLER Group SA(1)	601	302
AIXTRON SE	804	25,002
Allianz SE	1,490	319,081
Amadeus Fire AG	63	8,100
Aroundtown SA	5,526	5,800
Atoss Software AG	63	13,810
Aurubis AG	415	31,838
Auto1 Group SE(1)	444	3,825
BASF SE	5,662	269,274
Bayer AG	2,700	150,688
Bayerische Motoren Werke AG	2,096	228,580
Bayerische Motoren Werke AG, Preference Shares	377	38,813
BayWa AG	67	2,702
Bechtle AG	480	18,888
Beiersdorf AG	467	59,594
Bertrandt AG	30	1,539
Bijou Brigitte AG	174	10,021
Bilfinger SE	204	7,239
Borussia Dortmund GmbH & Co. KGaA(1)	2,155	9,567
Brenntag SE	1,516	119,222
CANCOM SE	476	14,736
Carl Zeiss Meditec AG, Bearer Shares	255	28,693
CECONOMY AG(1)	1,987	4,615
Cewe Stiftung & Co. KGAA	204	19,578
Cliq Digital AG	145	3,736
Commerzbank AG	11,724	118,595
CompuGroup Medical SE & Co. KgaA	166	8,867
Continental AG	1,724	115,073
Covestro AG(1)	3,159	121,994
CTS Eventim AG & Co. KGaA	584	39,387
Daimler Truck Holding AG	4,604	139,739
Datagroup SE	46	2,733
Delivery Hero SE(1)	455	17,088

Dermapharm Holding SE	258	12,943
Deutsche Bank AG	16,036	162,445
Deutsche Beteiligungs AG	115	3,490
Deutsche Boerse AG	562	97,206
Deutsche Pfandbriefbank AG	1,427	10,763
Deutsche Post AG	5,277	237,960
Deutsche Telekom AG	15,378	341,169
Deutz AG	1,622	9,660
DIC Asset AG	204	1,159
Dr. Ing. h.c. F. Porsche AG, Preference Shares	538	66,984
Duerr AG	1,166	34,199
Eckert & Ziegler Strahlen- und Medizintechnik AG	231	9,820
ElringKlinger AG	337	3,071
Encavis AG(1)	1,622	26,307
Energiekontor AG	117	8,621
Evonik Industries AG	1,986	39,890
Evotec SE(1)	72	1,562
Fielmann AG	259	12,998
flatexDEGIRO AG(1)	958	9,066
Fraport AG Frankfurt Airport Services Worldwide(1)	381	19,444
Freenet AG	941	23,132
Fresenius Medical Care AG & Co. KGaA, ADR	5,762	123,480
Fresenius SE & Co. KGaA	222	6,088
GEA Group AG	1,576	66,422
Gerresheimer AG	330	36,356
GFT Technologies SE	289	9,083
Grand City Properties SA	757	5,592
GRENKE AG	300	8,918
Hamburger Hafen und Logistik AG	426	5,537
Hannover Rueck SE	654	140,187
HelloFresh SE(1)	1,725	41,220
Henkel AG & Co. KGaA	334	23,996
Henkel AG & Co. KGaA, Preference Shares	564	45,015
Hensoldt AG	621	19,817
HOCHTIEF AG	193	16,095
Hornbach Holding AG & Co. KGaA	119	8,440
HUGO BOSS AG	1,218	82,963
Hypoport SE(1)	24	3,830
Infineon Technologies AG	8,458	314,883
Instone Real Estate Group SE	705	3,811
JOST Werke SE	288	15,213
Jungheinrich AG, Preference Shares	823	26,259
KION Group AG	932	32,710
Kloeckner & Co. SE	1,923	18,253
Knorr-Bremse AG	991	67,991
Koenig & Bauer AG(1)	106	1,973
Kontron AG	868	17,793
Krones AG	239	26,784
Lanxess AG	979	35,216
LEG Immobilien SE(1)	400	20,833
Leoni AG(1)	468	133
Mercedes-Benz Group AG	3,810	284,811
Merck KGaA	194	33,884
METRO AG(1)	2,908	22,620

MTU Aero Engines AG	849	196,402
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	686	245,377
Mutares SE & Co. KGaA	353	8,965
Nagarro SE(1)	75	6,221
Nemetschek SE	404	31,708
New Work SE	34	4,472
Norma Group SE	290	5,250
PATRIZIA SE	233	2,062
Pfeiffer Vacuum Technology AG	37	5,977
Porsche Automobil Holding SE, Preference Shares	895	49,852
ProSiebenSat.1 Media SE	2,575	20,934
Puma SE	1,149	54,916
PVA TePla AG(1)	339	6,840
QIAGEN NV(1)	1,887	85,217
Rational AG	24	16,130
Rheinmetall AG	300	75,999
SAF-Holland SE	1,621	20,815
SAP SE, ADR	1,353	176,485
Sartorius AG, Preference Shares	115	38,596
Schaeffler AG, Preference Shares	2,323	14,212
Scout24 SE	375	24,090
Secunet Security Networks AG	26	5,522
SGL Carbon SE(1)	1,320	11,982
Siemens AG	1,055	173,614
Siemens Energy AG(1)	3,789	96,383
Siemens Healthineers AG	772	43,840
Siltronic AG	453	39,030
Sixt SE	275	30,255
Sixt SE, Preference Shares	507	36,217
SMA Solar Technology AG(1)	193	20,816
Stabilus SE	352	21,033
STRATEC SE	106	6,440
Stroeer SE & Co. KGaA	463	22,494
SUESS MicroTec SE	192	5,094
Symrise AG	344	36,840
Synlab AG	699	6,748
TAG Immobilien AG(1)	1,664	13,369
TeamViewer SE(1)	2,191	34,386
Telefonica Deutschland Holding AG	27,054	76,278
United Internet AG	861	12,403
VERBIO Vereinigte BioEnergie AG	235	8,381
Vitesco Technologies Group AG, Class A(1)	342	22,274
Volkswagen AG	148	22,397
Volkswagen AG, Preference Shares	1,016	127,286
Vonovia SE	3,259	59,964
Wacker Chemie AG	144	19,181
Wacker Neuson SE	702	15,442
Zalando SE(1)	1,744	50,715
		6,869,945
Hong Kong — 2.2%
AIA Group Ltd.	46,600	447,975
ASMPT Ltd.	8,400	71,490
Bank of East Asia Ltd.	18,000	22,540
BOC Hong Kong Holdings Ltd.	36,000	106,836

Budweiser Brewing Co. APAC Ltd.	2,100	5,284
Cafe de Coral Holdings Ltd.	10,000	12,414
Chow Sang Sang Holdings International Ltd.	7,000	8,191
CITIC Telecom International Holdings Ltd.	3,000	1,123
CK Asset Holdings Ltd.	21,500	115,889
CK Hutchison Holdings Ltd.	15,000	90,430
C-Mer Eye Care Holdings Ltd.(1)	6,000	2,952
Comba Telecom Systems Holdings Ltd.	56,000	9,734
Cowell e Holdings, Inc.(1)	8,000	18,496
EC Healthcare	3,000	1,609
ESR Group Ltd.	5,800	8,565
Fosun Tourism Group(1)(2)	1,400	1,253
Futu Holdings Ltd., ADR(1)(2)	426	15,702
Giordano International Ltd.	10,000	2,569
Hang Lung Group Ltd.	25,000	37,239
Hang Lung Properties Ltd.	38,000	60,184
Hang Seng Bank Ltd.	3,300	44,181
Henderson Land Development Co. Ltd.	24,000	76,148
HKBN Ltd.	3,500	2,246
HKT Trust & HKT Ltd.	29,000	37,058
Hong Kong Exchanges & Clearing Ltd.	3,000	109,866
Hongkong Land Holdings Ltd.	10,800	46,292
Hysan Development Co. Ltd.	24,000	60,852
IGG, Inc.(1)	7,000	3,657
Johnson Electric Holdings Ltd.	10,000	12,253
K Wah International Holdings Ltd.	7,000	2,306
Kerry Properties Ltd.	13,500	29,479
Luk Fook Holdings International Ltd.	5,000	13,656
Man Wah Holdings Ltd.	37,600	24,653
MTR Corp. Ltd.	11,000	50,634
New World Development Co. Ltd.	27,000	64,504
NWS Holdings Ltd.	36,000	29,680
Oriental Watch Holdings	8,000	4,393
Pacific Textiles Holdings Ltd.	17,000	4,951
PC Partner Group Ltd.	2,000	1,082
Perfect Medical Health Management Ltd.	1,000	416
Realord Group Holdings Ltd.(1)(2)	2,000	1,364
Shangri-La Asia Ltd.(1)	6,000	4,492
Singamas Container Holdings Ltd.	24,000	1,685
Sino Land Co. Ltd.	53,276	69,298
Sun Hung Kai Properties Ltd.	12,000	152,887
SUNeVision Holdings Ltd.	24,000	12,869
Swire Properties Ltd.	8,000	19,071
Tam Jai International Co. Ltd.	2,000	450
Techtronic Industries Co. Ltd.	9,000	83,347
Television Broadcasts Ltd.(1)	6,900	3,931
Texhong International Group Ltd.	3,500	2,433
Theme International Holdings Ltd.(1)(2)	30,000	3,524
Time Interconnect Technology Ltd.	8,000	1,532
United Laboratories International Holdings Ltd.	44,000	38,843
Value Partners Group Ltd.(2)	12,000	3,359
Vitasoy International Holdings Ltd.	8,000	13,091
VTech Holdings Ltd.	4,300	25,821
Wharf Real Estate Investment Co. Ltd.	8,000	39,469

Yue Yuen Industrial Holdings Ltd.	12,000	14,723
		2,150,971
Ireland — 0.6%
AIB Group PLC	22,433	92,736
Bank of Ireland Group PLC	17,135	161,921
Cairn Homes PLC	18,893	21,121
Dalata Hotel Group PLC(1)	8,630	39,544
Glenveagh Properties PLC(1)	15,117	16,759
Kerry Group PLC, A Shares	567	55,302
Kingspan Group PLC	1,093	72,763
Origin Enterprises PLC	3,835	14,364
Smurfit Kappa Group PLC	3,567	127,093
Uniphar PLC	3,565	12,548
		614,151
Israel — 0.8%
AFI Properties Ltd.(1)	30	833
Africa Israel Residences Ltd.	66	2,888
Airport City Ltd.(1)	876	11,492
Alony Hetz Properties & Investments Ltd.	1,249	9,711
Altshuler Shaham Penn Ltd.	1,586	3,120
Amos Luzon Development & Energy Group Ltd.(1)	2,659	933
Amot Investments Ltd.	1,641	8,072
Argo Properties NV(1)	37	459
AudioCodes Ltd.	81	694
Azorim-Investment Development & Construction Co. Ltd.(1)	906	2,215
Azrieli Group Ltd.	129	6,783
Bank Hapoalim BM	10,044	80,854
Bank Leumi Le-Israel BM	10,313	72,323
Big Shopping Centers Ltd.(1)	62	5,215
Blue Square Real Estate Ltd.	96	5,433
Camtek Ltd.(1)	401	11,919
Ceragon Networks Ltd.(1)(2)	1,129	2,021
Check Point Software Technologies Ltd.(1)	516	64,402
Cognyte Software Ltd.(1)	217	1,079
CyberArk Software Ltd.(1)	67	10,367
Danel Adir Yeoshua Ltd.	270	15,567
Delek Automotive Systems Ltd.	1,055	7,769
Delta Galil Ltd.	114	4,295
Electra Consumer Products 1970 Ltd.	75	1,900
Electra Real Estate Ltd.	101	1,112
Formula Systems 1985 Ltd.	45	3,109
Fox Wizel Ltd.	107	8,091
G City Ltd.	813	2,461
Gilat Satellite Networks Ltd.(1)	303	1,603
Hilan Ltd.	138	6,170
ICL Group Ltd.	5,168	28,140
Innoviz Technologies Ltd.(1)(2)	144	423
Isracard Ltd.	6,151	25,561
Israel Land Development Co. Ltd.	528	3,608
Isras Investment Co. Ltd.	30	5,271
Ituran Location & Control Ltd.	188	4,294
M Yochananof & Sons Ltd.	59	2,706
Magic Software Enterprises Ltd.	389	4,700
Matrix IT Ltd.	251	4,664

Mega Or Holdings Ltd.	196	3,525
Melisron Ltd.	184	11,429
Mivne Real Estate KD Ltd.	4,447	10,944
Mizrahi Tefahot Bank Ltd.	1,390	44,598
Nano Dimension Ltd., ADR(1)(2)	286	689
Neto Malinda Trading Ltd.(1)	67	1,136
Nice Ltd., ADR(1)	160	32,950
Norstar Holdings, Inc.(1)	157	329
Nova Ltd.(1)	268	29,096
One Software Technologies Ltd.	611	7,504
OY Nofar Energy Ltd.(1)	43	1,003
Perion Network Ltd.(1)	618	19,106
Prashkovsky Investments & Construction Ltd.	75	1,552
Property & Building Corp. Ltd.(1)	33	1,445
Radware Ltd.(1)	537	10,557
Retailors Ltd.	211	3,988
Sapiens International Corp. NV	505	12,296
Scope Metals Group Ltd.(1)	180	6,399
Shufersal Ltd.(1)	5,623	29,524
Strauss Group Ltd.(1)	363	8,409
Summit Real Estate Holdings Ltd.	407	5,173
Tamar Petroleum Ltd.	557	1,582
Tel Aviv Stock Exchange Ltd.(1)	1,343	6,564
Teva Pharmaceutical Industries Ltd., ADR(1)	5,225	37,620
Wix.com Ltd.(1)	142	10,823
YH Dimri Construction & Development Ltd.	155	8,882
ZIM Integrated Shipping Services Ltd.	2,678	34,091
		773,471
Italy — 2.3%
A2A SpA	32,172	53,459
ACEA SpA	1,333	19,265
Amplifon SpA(2)	558	19,355
Anima Holding SpA	270	942
Arnoldo Mondadori Editore SpA	2,127	4,182
Assicurazioni Generali SpA	3,779	71,790
Azimut Holding SpA	1,983	39,588
Banca Generali SpA	1,216	37,629
Banca IFIS SpA(2)	466	7,001
Banca Mediolanum SpA	2,909	24,633
Banco BPM SpA	16,874	66,350
BFF Bank SpA	3,677	38,189
BPER Banca	20,608	53,005
Brembo SpA	557	8,477
Brunello Cucinelli SpA	623	54,021
Cairo Communication SpA	1,336	2,313
CNH Industrial NV	8,123	103,971
Credito Emiliano SpA	1,623	11,219
Davide Campari-Milano NV	841	11,004
De' Longhi SpA	454	8,907
DiaSorin SpA	30	3,099
Digital Bros SpA(2)	152	2,881
doValue SpA	634	2,775
Enav SpA	1,399	5,921
Enel SpA	15,668	98,614

Esprinet SpA(2)	243	1,536
Ferrari NV	529	151,422
Fila SpA	178	1,505
Fincantieri SpA(1)	8,736	4,878
FinecoBank Banca Fineco SpA	4,422	59,070
Geox SpA(1)	1,138	1,102
Infrastrutture Wireless Italiane SpA	355	4,526
Innovatec SpA(1)	559	773
Interpump Group SpA	189	10,201
Intesa Sanpaolo SpA	83,052	192,884
Iveco Group NV(1)	5,499	41,312
Leonardo SpA	3,602	38,762
Maire Tecnimont SpA	3,116	11,218
Mediobanca Banca di Credito Finanziario SpA(2)	3,025	33,437
MFE-MediaForEurope NV, Class A(2)	15,208	7,218
MFE-MediaForEurope NV, Class B(2)	3,579	2,477
Moncler SpA	1,132	77,041
Nexi SpA(1)	326	2,564
Orsero SpA	186	2,549
OVS SpA	6,879	18,076
Piaggio & C SpA	2,229	8,614
Poste Italiane SpA	5,547	57,660
Prysmian SpA	1,464	54,451
RAI Way SpA	2,095	11,960
Recordati Industria Chimica e Farmaceutica SpA	302	13,171
Reply SpA	66	7,172
Safilo Group SpA(1)	1,556	1,977
Salcef Group SpA(2)	225	5,299
Salvatore Ferragamo SpA(2)	1,097	17,744
Sanlorenzo SpA	118	4,694
Sesa SpA	117	13,540
SOL SpA	522	14,352
Stellantis NV(2)	12,231	186,381
Technogym SpA	997	9,147
Terna - Rete Elettrica Nazionale	16,887	141,889
Tinexta Spa	86	1,602
Tod's SpA(1)	188	7,655
UniCredit SpA	13,575	261,757
Unieuro SpA(2)	186	2,036
Unipol Gruppo SpA	2,988	14,967
Wiit SpA	83	1,758
		2,248,967
Japan — 21.0%
77 Bank Ltd.	1,000	17,422
A&D HOLON Holdings Co. Ltd.	200	2,336
Abalance Corp.	200	13,499
Adastria Co. Ltd.	700	13,918
ADEKA Corp.	600	10,500
Advantest Corp.	1,200	153,674
Adventure, Inc.	100	6,424
Adways, Inc.	500	2,442
Aeon Co. Ltd.	4,500	88,999
Aeon Delight Co. Ltd.	200	4,229
Aeon Mall Co. Ltd.	2,500	31,516

Aiful Corp.	2,900	6,837
Ain Holdings, Inc.	200	8,094
Air Water, Inc.	3,700	48,475
Airtrip Corp.	100	1,871
Aisan Industry Co. Ltd.	2,400	16,680
Aisin Corp.	1,400	40,172
Ajinomoto Co., Inc.	2,700	104,882
Akatsuki, Inc.	100	1,504
Akebono Brake Industry Co. Ltd.(1)	2,400	2,200
Alfresa Holdings Corp.	2,400	35,940
Allied Architects, Inc.(1)	200	581
Alpen Co. Ltd.	100	1,403
Alps Alpine Co. Ltd.	2,600	22,914
Altech Corp.	700	13,965
Amada Co. Ltd.	2,400	22,892
Amano Corp.	500	10,377
Amvis Holdings, Inc.	500	10,825
AOKI Holdings, Inc.	600	3,551
Aoyama Trading Co. Ltd.	400	3,656
Aoyama Zaisan Networks Co. Ltd.	100	709
Aozora Bank Ltd.(2)	2,400	43,705
Arata Corp.	200	6,510
Arclands Corp.	400	4,515
Arcs Co. Ltd.	500	8,425
Argo Graphics, Inc.	300	8,515
Arisawa Manufacturing Co. Ltd.	300	2,316
ARTERIA Networks Corp.	1,000	14,097
Aruhi Corp.	300	2,108
Asahi Co. Ltd.	200	1,780
Asahi Diamond Industrial Co. Ltd.	900	5,236
Asahi Group Holdings Ltd.	300	11,637
Asahi Intecc Co. Ltd.	400	7,622
Asahi Kasei Corp.	12,900	87,487
ASAHI YUKIZAI Corp.	200	5,335
Asics Corp.	2,400	64,111
ASKA Pharmaceutical Holdings Co. Ltd.	100	868
ASKUL Corp.	400	5,176
Astellas Pharma, Inc.	7,700	121,831
Atrae, Inc.(1)	100	523
Aucnet, Inc.	100	1,203
Autobacs Seven Co. Ltd.	2,400	25,490
Avant Group Corp.(2)	400	3,914
Avex, Inc.	200	2,144
Axell Corp.	100	1,004
Axial Retailing, Inc.	200	4,851
Azbil Corp.	100	3,157
Bandai Namco Holdings, Inc.	3,000	70,254
Bando Chemical Industries Ltd.	500	4,486
Bank of Iwate Ltd.	100	1,439
Bank of Kyoto Ltd.	600	28,031
Bank of Nagoya Ltd.	100	2,410
Bank of the Ryukyus Ltd.	600	3,864
Base Co. Ltd.	100	3,945
BayCurrent Consulting, Inc.	1,200	43,861

Belc Co. Ltd.	100	4,223
Belluna Co. Ltd.	600	2,937
Benefit One, Inc.	300	3,291
Bic Camera, Inc.(2)	2,400	17,987
BIPROGY, Inc.	900	21,708
BML, Inc.	400	8,710
Bridgestone Corp.	3,600	146,354
Brother Industries Ltd.	2,800	40,570
Canon Electronics, Inc.	100	1,333
Canon Marketing Japan, Inc.	300	7,388
Canon, Inc., ADR	2,386	58,886
Capcom Co. Ltd.	2,400	93,556
Carenet, Inc.	200	1,167
Casio Computer Co. Ltd.	300	2,491
Cawachi Ltd.	100	1,548
Celsys, Inc.	300	1,785
Central Japan Railway Co.	400	48,652
Charm Care Corp. KK	400	3,430
Chiba Bank Ltd.	4,200	26,204
Chiba Kogyo Bank Ltd.	300	1,127
Chori Co. Ltd.	700	12,818
Chubu Steel Plate Co. Ltd.	600	7,456
Chugai Pharmaceutical Co. Ltd.	3,300	88,817
Chugin Financial Group, Inc.	2,600	15,913
Citizen Watch Co. Ltd.	6,200	38,003
CKD Corp.	500	7,585
CMIC Holdings Co. Ltd.	100	1,412
Coca-Cola Bottlers Japan Holdings, Inc.	2,400	26,625
COLOPL, Inc.	200	952
Computer Engineering & Consulting Ltd.	200	2,018
Comture Corp.	100	1,475
Concordia Financial Group Ltd.	4,600	17,784
Cosmos Pharmaceutical Corp.	100	9,502
Create SD Holdings Co. Ltd.(2)	600	14,439
Credit Saison Co. Ltd.	3,200	43,914
Creek & River Co. Ltd.	100	1,374
Cross Cat Co. Ltd.	100	798
CTI Engineering Co. Ltd.	200	4,782
Curves Holdings Co. Ltd.	100	490
CyberAgent, Inc.	4,000	28,316
Cybernet Systems Co. Ltd.	100	603
Cybozu, Inc.	600	10,423
Dai Nippon Printing Co. Ltd.	2,400	68,337
Dai-Dan Co. Ltd.	100	1,761
Daifuku Co. Ltd.	900	18,183
Daihen Corp.	100	3,602
Daiichi Jitsugyo Co. Ltd.	100	4,242
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	632
Dai-ichi Life Holdings, Inc.	7,900	135,119
Daiichi Sankyo Co. Ltd.	2,800	91,054
Daikin Industries Ltd.	400	75,903
Daiseki Co. Ltd.	300	7,703
Daishi Hokuetsu Financial Group, Inc.	600	12,860
Daishinku Corp.	2,400	11,217

Daito Pharmaceutical Co. Ltd.	100	1,652
Daito Trust Construction Co. Ltd.	600	56,985
Daitron Co. Ltd.	100	2,050
Daiwa House Industry Co. Ltd.	2,700	70,413
Daiwa Securities Group, Inc.	12,300	55,780
Daiwabo Holdings Co. Ltd.	2,400	44,414
DCM Holdings Co. Ltd.	2,400	21,563
DeNA Co. Ltd.	100	1,302
Denso Corp.	1,200	73,889
Dentsu Group, Inc.(2)	2,400	76,945
Dexerials Corp.	2,400	52,608
Digital Arts, Inc.	100	4,050
Digital Garage, Inc.	400	10,965
Digital Hearts Holdings Co. Ltd.	100	933
Digital Holdings, Inc.	100	735
Digital Information Technologies Corp.	100	1,057
Direct Marketing MiX, Inc.	200	1,446
Disco Corp.	600	87,281
DMG Mori Co. Ltd.	2,400	40,072
Doshisha Co. Ltd.	100	1,516
Double Standard, Inc.	100	1,697
Drecom Co. Ltd.	400	1,971
DTS Corp.	300	7,538
Duskin Co. Ltd.	300	6,625
Eagle Industry Co. Ltd.	100	1,052
East Japan Railway Co.	800	44,101
Ebara Corp.	2,400	107,092
EDION Corp.(2)	2,400	23,929
E-Guardian, Inc.	100	1,367
Eiken Chemical Co. Ltd.	600	6,354
Eisai Co. Ltd.	1,100	69,969
Eizo Corp.	200	6,830
Elan Corp.	200	1,241
Elecom Co. Ltd.	1,100	11,503
Elematec Corp.	200	2,444
en Japan, Inc.	300	4,987
Enplas Corp.	100	3,905
Envipro Holdings, Inc.	100	418
ESPEC Corp.	700	10,125
Exedy Corp.	300	4,538
F&M Co. Ltd.	100	1,460
FANUC Corp.	1,000	34,204
Fast Retailing Co. Ltd.	300	70,134
FCC Co. Ltd.	2,400	28,940
Ferrotec Holdings Corp.	1,200	28,129
Fibergate, Inc.	100	963
FIDEA Holdings Co. Ltd.	100	930
First Bank of Toyama Ltd.	300	1,397
Fixstars Corp.	100	960
FP Corp.	600	12,282
Fuji Electric Co. Ltd.	2,400	100,672
Fuji Oil Co. Ltd.	400	739
Fuji Seal International, Inc.	500	5,293
Fuji Soft, Inc.	200	12,590

Fujibo Holdings, Inc.	100	2,154
FUJIFILM Holdings Corp.	500	30,557
Fujikura Ltd.	4,600	36,862
Fujitsu Ltd.	1,400	177,604
Fukui Computer Holdings, Inc.	200	3,871
Fukuoka Financial Group, Inc.	2,700	50,043
Fukuyama Transporting Co. Ltd.	200	4,595
FULLCAST Holdings Co. Ltd.	300	4,773
Funai Soken Holdings, Inc.(2)	200	3,709
Furukawa Battery Co. Ltd.	100	750
Furukawa Co. Ltd.	400	4,054
Furukawa Electric Co. Ltd.	2,200	37,510
Furuno Electric Co. Ltd.	100	696
Futaba Corp.	100	353
Future Corp.	400	4,902
Fuyo General Lease Co. Ltd.	300	21,164
G-7 Holdings, Inc.	300	2,696
GA Technologies Co. Ltd.(1)(2)	200	1,738
Gakken Holdings Co. Ltd.	600	3,660
Gakujo Co. Ltd.	100	1,242
Genky DrugStores Co. Ltd.	100	3,023
Geo Holdings Corp.	100	1,139
Gift Holdings, Inc.	100	3,765
GLOBERIDE, Inc.	100	1,521
Glory Ltd.	2,200	41,665
GMO internet group, Inc.	200	3,664
GMO Payment Gateway, Inc.	100	7,886
Goldcrest Co. Ltd.	100	1,223
Goldwin, Inc.	400	33,593
Golf Digest Online, Inc.	100	555
GS Yuasa Corp.	300	5,184
G-Tekt Corp.	1,000	9,509
GungHo Online Entertainment, Inc.	2,400	46,410
Gunze Ltd.	200	6,241
H.U. Group Holdings, Inc.	2,400	45,346
H2O Retailing Corp.	2,400	24,975
Hachijuni Bank Ltd.	4,700	19,746
Hakuhodo DY Holdings, Inc.	4,500	47,081
Hakuto Co. Ltd.	100	3,491
Hamakyorex Co. Ltd.	300	7,576
Hamamatsu Photonics KK	1,000	50,832
Hankyu Hanshin Holdings, Inc.	2,500	79,432
Hanwa Co. Ltd.	700	20,685
Happinet Corp.	300	4,236
Hard Off Corp. Co. Ltd.	100	971
Haseko Corp.	4,400	50,942
Heiwa Real Estate Co. Ltd.	500	13,091
Heiwado Co. Ltd.	700	10,386
Hikari Tsushin, Inc.	300	43,294
Hirose Electric Co. Ltd.	100	13,537
Hitachi Construction Machinery Co. Ltd.	2,400	59,171
Hogy Medical Co. Ltd.	100	2,288
Hokko Chemical Industry Co. Ltd.	100	636
Honda Motor Co. Ltd., ADR	10,556	299,896

Honeys Holdings Co. Ltd.(2)	100	1,048
Hoosiers Holdings Co. Ltd.	200	1,319
Horiba Ltd.	1,000	54,733
Hosiden Corp.	1,000	12,238
Hosokawa Micron Corp.	100	1,952
Hotland Co. Ltd.	100	1,232
Hoya Corp.	700	87,759
HS Holdings Co. Ltd.	2,400	16,831
Hulic Co. Ltd.	3,700	30,825
Hyakujushi Bank Ltd.	300	3,761
Ibiden Co. Ltd.	2,200	119,771
Ichiyoshi Securities Co. Ltd.	200	820
Idec Corp.	500	10,980
IDOM, Inc.	2,400	14,161
Iida Group Holdings Co. Ltd.	2,400	39,598
I'll, Inc.	100	1,893
IMAGICA GROUP, Inc.	400	1,583
i-mobile Co. Ltd.	100	921
Inaba Denki Sangyo Co. Ltd.	1,200	25,816
Inabata & Co. Ltd.	300	6,194
Ines Corp.	200	2,056
Infocom Corp.	300	4,710
Information Services International-Dentsu Ltd.	200	7,214
INFRONEER Holdings, Inc.	2,700	23,903
Insource Co. Ltd.	400	3,490
Intage Holdings, Inc.	500	5,585
Internet Initiative Japan, Inc.	3,100	61,016
Inui Global Logistics Co. Ltd.(2)	200	1,869
IPS, Inc.	100	1,551
Iriso Electronics Co. Ltd.	300	9,134
I'rom Group Co. Ltd.	100	1,371
Isetan Mitsukoshi Holdings Ltd.	2,900	29,385
Ishihara Sangyo Kaisha Ltd.	2,400	21,138
Isuzu Motors Ltd.	6,500	75,392
ITmedia, Inc.	100	888
Ito En Ltd.	200	5,931
Itochu Techno-Solutions Corp.	600	15,603
Itoki Corp.	2,800	16,730
IwaiCosmo Holdings, Inc.	100	949
Iwaki Co. Ltd.	100	903
Iyogin Holdings, Inc.	3,600	19,245
Izumi Co. Ltd.	100	2,293
J Front Retailing Co. Ltd.	4,800	46,947
JAC Recruitment Co. Ltd.	200	3,174
Jamco Corp.	100	985
Japan Aviation Electronics Industry Ltd.	2,400	43,296
Japan Exchange Group, Inc.	3,100	50,621
Japan Lifeline Co. Ltd.	1,000	7,398
Japan Material Co. Ltd.	200	3,125
Japan Post Bank Co. Ltd.	2,500	18,664
Japan Post Holdings Co. Ltd.	24,000	169,227
Japan Post Insurance Co. Ltd.	3,100	46,466
Japan Wool Textile Co. Ltd.(2)	600	4,190
JBCC Holdings, Inc.	100	1,621

JINS Holdings, Inc.	200	4,358
JINUSHI Co. Ltd.	100	1,363
J-Lease Co. Ltd.	100	1,378
JM Holdings Co. Ltd.	100	1,391
J-Oil Mills, Inc.	100	1,112
Joshin Denki Co. Ltd.	100	1,354
Joyful Honda Co. Ltd.(2)	300	3,687
JSB Co. Ltd.	100	3,252
JSR Corp.	100	2,407
JTEKT Corp.	4,900	40,698
Juki Corp.	100	399
Justsystems Corp.	200	6,037
JVCKenwood Corp.	7,900	28,278
Kadokawa Corp.	900	20,076
Kaga Electronics Co. Ltd.	500	18,311
Kakaku.com, Inc.	600	8,712
Kamigumi Co. Ltd.	900	20,020
Kanamoto Co. Ltd.	1,000	15,590
Kanematsu Corp.	2,400	31,197
Kao Corp.	2,400	83,637
Kato Sangyo Co. Ltd.	600	16,500
KDDI Corp.	8,100	249,735
Keihanshin Building Co. Ltd.	300	2,555
Keiyo Bank Ltd.	3,400	12,346
Kenko Mayonnaise Co. Ltd.	100	885
Keyence Corp.	200	96,956
KH Neochem Co. Ltd.(2)	2,400	38,037
Kibun Foods, Inc.	100	712
Kintetsu Group Holdings Co. Ltd.	1,700	56,234
Kirin Holdings Co. Ltd.	5,700	85,073
Kiyo Bank Ltd.	900	9,519
Koa Corp.	200	2,383
Kohnan Shoji Co. Ltd.	700	17,518
Koito Manufacturing Co. Ltd.	1,500	28,120
Kojima Co. Ltd.	200	782
Kokuyo Co. Ltd.	2,400	32,557
Komatsu Ltd.	3,800	89,170
KOMEDA Holdings Co. Ltd.	200	3,801
Komeri Co. Ltd.	400	8,437
Komori Corp.	600	3,872
Konica Minolta, Inc.	10,800	35,861
Konoike Transport Co. Ltd.	600	6,501
Kosaido Holdings Co. Ltd.	200	3,579
KPP Group Holdings Co. Ltd.	2,400	9,789
Krosaki Harima Corp.	200	9,433
K's Holdings Corp.	2,800	24,126
Kubota Corp.	2,700	37,122
Kurabo Industries Ltd.	100	1,575
Kuraray Co. Ltd.	6,400	60,374
Kureha Corp.	200	11,477
Kurita Water Industries Ltd.	1,000	40,868
Kusuri no Aoki Holdings Co. Ltd.	400	19,836
Kyocera Corp.	600	34,038
Kyowa Kirin Co. Ltd.	500	9,624

Kyushu Financial Group, Inc.	8,200	30,633
Kyushu Railway Co.	400	8,556
Lasertec Corp.	400	62,805
Lawson, Inc.	600	26,173
Leopalace21 Corp.(1)	600	1,319
Link & Motivation, Inc.	100	297
Lintec Corp.	300	4,701
Lion Corp.	600	5,790
LITALICO, Inc.	100	1,701
Lixil Corp.	2,900	37,312
M3, Inc.	1,000	22,196
Mabuchi Motor Co. Ltd.	100	2,708
Macbee Planet, Inc.(1)	100	11,545
Macnica Holdings, Inc.	1,200	43,655
Macromill, Inc.	200	1,238
Makita Corp.	200	5,407
Management Solutions Co. Ltd.	100	2,091
Mani, Inc.	100	1,172
MarkLines Co. Ltd.	100	1,689
Marubeni Corp.	17,400	247,972
Marudai Food Co. Ltd.	200	2,083
Marui Group Co. Ltd.	3,100	51,922
MARUKA FURUSATO Corp.	300	5,032
Maruwa Co. Ltd.	100	13,865
Maruzen Showa Unyu Co. Ltd.	100	2,578
Matsuda Sangyo Co. Ltd.	100	1,481
MatsukiyoCocokara & Co.	200	10,706
Maxell Ltd.	2,400	24,766
Mazda Motor Corp.	9,700	82,289
McDonald's Holdings Co. Japan Ltd.(2)	700	28,792
MCJ Co. Ltd.	2,600	17,595
Mebuki Financial Group, Inc.	14,400	33,828
Medical Data Vision Co. Ltd.	300	1,509
Medipal Holdings Corp.	2,600	40,958
Megmilk Snow Brand Co. Ltd.	1,200	16,023
Meidensha Corp.	400	5,316
MEIJI Holdings Co. Ltd.	2,500	56,099
Meiko Electronics Co. Ltd.	300	5,249
Meisei Industrial Co. Ltd.	1,000	6,579
Meitec Corp.	600	9,967
Meiwa Corp.	300	1,413
Menicon Co. Ltd.	500	8,998
Micronics Japan Co. Ltd.	2,400	30,319
MINEBEA MITSUMI, Inc.	3,900	74,966
Ministop Co. Ltd.	100	1,016
Mirarth Holdings, Inc.	600	1,793
Miroku Jyoho Service Co. Ltd.	200	2,151
Mitsubishi Electric Corp.	7,000	91,116
Mitsubishi Estate Co. Ltd.	3,600	41,227
Mitsubishi Gas Chemical Co., Inc.	2,400	33,451
Mitsubishi HC Capital, Inc.	10,000	54,245
Mitsubishi Heavy Industries Ltd.	2,800	118,024
Mitsubishi Logistics Corp.	600	14,614
Mitsubishi Motors Corp.	2,800	9,174

Mitsubishi Pencil Co. Ltd.	200	2,373
Mitsubishi Research Institute, Inc.	100	3,669
Mitsubishi Shokuhin Co. Ltd.	200	5,172
Mitsubishi UFJ Financial Group, Inc., ADR(2)	44,951	297,126
Mitsui Chemicals, Inc.	2,700	68,057
Mitsui E&S Co. Ltd.	400	1,380
Mitsui Fudosan Co. Ltd.	3,100	59,109
Mitsui Matsushima Holdings Co. Ltd.(2)	300	5,777
Mitsui-Soko Holdings Co. Ltd.	600	14,430
Mixi, Inc.	100	1,955
Miyazaki Bank Ltd.	700	11,281
Mizuho Financial Group, Inc., ADR(2)	57,827	168,855
Mizuho Medy Co. Ltd.	100	1,502
Mizuno Corp.	300	7,593
Monex Group, Inc.	2,800	9,650
MonotaRO Co. Ltd.	300	4,160
Morinaga & Co. Ltd.	200	6,363
MOS Food Services, Inc.	100	2,220
MS&AD Insurance Group Holdings, Inc.	3,700	126,785
m-up Holdings, Inc.	200	1,574
Murata Manufacturing Co. Ltd.	2,900	169,494
Musashi Seimitsu Industry Co. Ltd.	1,300	15,700
Nabtesco Corp.	2,500	55,574
Nagase & Co. Ltd.	2,400	39,037
Namura Shipbuilding Co. Ltd.(1)(2)	400	1,431
NEC Corp.	3,400	159,564
NEC Networks & System Integration Corp.	900	12,275
NET One Systems Co. Ltd.	800	18,192
Net Protections Holdings, Inc.(1)	300	795
Neturen Co. Ltd.	2,400	15,338
Nexon Co. Ltd.	500	10,190
NGK Insulators Ltd.	2,900	34,945
NHK Spring Co. Ltd.	4,200	28,409
Nichias Corp.	700	13,223
Nichiha Corp.	500	10,203
Nichireki Co. Ltd.	800	9,630
Nidec Corp.	400	19,822
Nifco, Inc.	2,400	64,061
Nihon Chouzai Co. Ltd.	200	1,563
Nihon Dempa Kogyo Co. Ltd.	400	3,880
Nihon House Holdings Co. Ltd.	200	533
Nihon M&A Center Holdings, Inc.	2,400	16,779
Nihon Parkerizing Co. Ltd.	700	5,120
Nikkon Holdings Co. Ltd.	800	15,030
Nikon Corp.	2,400	26,588
Nintendo Co. Ltd.	3,500	148,624
Nippon Carbon Co. Ltd.	100	3,115
Nippon Chemi-Con Corp.(1)	300	2,619
Nippon Coke & Engineering Co. Ltd.	2,800	1,908
Nippon Denko Co. Ltd.(2)	2,400	4,539
NIPPON EXPRESS HOLDINGS, Inc.	900	50,463
Nippon Koei Co. Ltd.	400	10,630
Nippon Pillar Packing Co. Ltd.	300	8,758
Nippon Seiki Co. Ltd.	300	1,847

Nippon Shokubai Co. Ltd.	400	14,742
Nippon Signal Company Ltd.	300	2,231
Nippon Soda Co. Ltd.	300	9,881
Nippon Steel Trading Corp.	200	13,312
Nippon Telegraph & Telephone Corp.	6,800	193,193
Nippon Television Holdings, Inc.	700	6,345
Nippon Thompson Co. Ltd.	2,400	9,503
Nipro Corp.	3,000	21,319
Nishimatsuya Chain Co. Ltd.	2,400	28,615
Nishi-Nippon Railroad Co. Ltd.	2,400	40,808
Nishio Holdings Co. Ltd.	600	13,707
Nissan Chemical Corp.	500	21,690
Nissha Co. Ltd.	2,400	27,089
Nissin Foods Holdings Co. Ltd.	100	8,533
Niterra Co. Ltd.	2,500	46,181
Nitori Holdings Co. Ltd.	200	24,368
Nitta Gelatin, Inc.	200	1,021
Nitto Boseki Co. Ltd.	200	3,387
Nitto Denko Corp.	1,000	71,105
Nitto Kogyo Corp.	200	4,856
Nohmi Bosai Ltd.	200	2,499
Nojima Corp.	3,100	30,062
NOK Corp.	2,200	29,107
Nomura Co. Ltd.	1,500	10,006
Nomura Micro Science Co. Ltd.	100	4,400
Noritsu Koki Co. Ltd.	100	1,562
Noritz Corp.	200	2,499
North Pacific Bank Ltd.	4,700	8,644
NS Solutions Corp.	500	14,470
NSD Co. Ltd.	400	7,747
NSK Ltd.	2,400	14,508
NTT Data Corp.	3,000	42,885
Oat Agrio Co. Ltd.	100	1,278
Obayashi Corp.	8,400	67,599
Obic Co. Ltd.	100	16,176
Odakyu Electric Railway Co. Ltd.	2,400	34,941
Ogaki Kyoritsu Bank Ltd.	400	5,108
Oisix ra daichi, Inc.(1)	100	1,611
Oita Bank Ltd.	100	1,470
Oji Holdings Corp.	10,100	38,867
Okamoto Machine Tool Works Ltd.	100	3,953
Okamura Corp.	1,200	14,775
Oki Electric Industry Co. Ltd.	2,400	13,738
Okinawa Cellular Telephone Co.	200	4,164
Olympus Corp.	4,800	72,693
Omron Corp.	400	24,105
Ono Pharmaceutical Co. Ltd.	1,000	18,699
Open House Group Co. Ltd.	100	3,835
Open Up Group, Inc.	100	1,327
Oracle Corp. Japan(2)	200	15,302
Orient Corp.	770	5,833
Oriental Land Co. Ltd.	500	18,726
Oriental Shiraishi Corp.	2,500	5,284
ORIX Corp., ADR	1,842	155,465

Otsuka Corp.	1,000	37,663
Outsourcing, Inc.	700	6,173
Oyo Corp.	100	1,336
Pacific Industrial Co. Ltd.	2,400	19,967
Pack Corp.	100	2,103
PAL GROUP Holdings Co. Ltd.	600	14,337
PALTAC Corp.	200	7,038
Pan Pacific International Holdings Corp.	3,100	52,839
Park24 Co. Ltd.(1)	2,400	35,779
Pasona Group, Inc.(2)	200	2,487
Pegasus Co. Ltd.	400	1,533
Persol Holdings Co. Ltd.	2,400	45,257
Pigeon Corp.	200	2,841
Pilot Corp.	300	9,394
Piolax, Inc.	200	2,730
Pola Orbis Holdings, Inc.	200	2,706
Pole To Win Holdings, Inc.	2,400	15,850
Premium Group Co. Ltd.	300	3,226
Press Kogyo Co. Ltd.	2,400	9,585
Prestige International, Inc.	2,400	10,529
Prima Meat Packers Ltd.	600	9,295
Procrea Holdings, Inc.	300	4,393
Qol Holdings Co. Ltd.	200	2,256
Quick Co. Ltd.	100	1,400
Raccoon Holdings, Inc.	100	512
Rakus Co. Ltd.	300	4,810
Rakuten Group, Inc.	4,600	18,969
RaQualia Pharma, Inc.(1)	300	1,741
Rasa Industries Ltd.	100	1,436
Raysum Co. Ltd.	100	2,124
Recruit Holdings Co. Ltd.	4,100	125,428
Relia, Inc.	2,400	25,169
Relo Group, Inc.	800	11,231
Remixpoint, Inc.	400	750
Renesas Electronics Corp.(1)	3,700	59,885
Rengo Co. Ltd.	4,400	26,139
Resona Holdings, Inc.	18,200	82,559
Resonac Holdings Corp.	2,600	39,660
Resorttrust, Inc.	2,200	32,083
Retail Partners Co. Ltd.	100	1,113
Ricoh Co. Ltd.	4,200	35,037
Ricoh Leasing Co. Ltd.	200	5,461
Rion Co. Ltd.	100	1,291
Riso Kyoiku Co. Ltd.	2,400	5,179
Rock Field Co. Ltd.	200	2,066
Rohm Co. Ltd.	800	67,513
Roland DG Corp.	100	2,335
Rorze Corp.	100	7,884
Ryobi Ltd.	800	8,825
Ryoden Corp.	100	1,358
Ryohin Keikaku Co. Ltd.	2,400	23,526
Ryosan Co. Ltd.	500	13,650
S Foods, Inc.	100	2,200
Sakai Chemical Industry Co. Ltd.	100	1,269

Sakai Moving Service Co. Ltd.	100	3,238
Sala Corp.(2)	1,000	5,197
San ju San Financial Group, Inc.	100	1,076
Sangetsu Corp.	1,200	21,208
San-In Godo Bank Ltd.	3,000	16,356
Sankyu, Inc.	800	27,037
Santen Pharmaceutical Co. Ltd.	4,700	42,764
Sanwa Holdings Corp.	3,500	40,703
Sapporo Holdings Ltd.	1,000	26,839
Sato Holdings Corp.	100	1,342
SB Technology Corp.	100	1,725
SBS Holdings, Inc.	500	10,833
SCREEN Holdings Co. Ltd.	800	83,432
Scroll Corp.	2,400	15,138
SCSK Corp.	600	9,489
Secom Co. Ltd.	700	45,844
Seibu Holdings, Inc.	2,400	25,047
Seikitokyu Kogyo Co. Ltd.	800	7,311
Seiko Epson Corp.	3,800	57,628
Seiko Group Corp.	400	7,537
Seino Holdings Co. Ltd.	2,900	32,868
Seiren Co. Ltd.	200	3,163
Sekisui House Ltd.	2,400	46,840
Sekisui Jushi Corp.	100	1,437
Senko Group Holdings Co. Ltd.	2,900	19,120
Senshu Electric Co. Ltd.	200	4,516
Seria Co. Ltd.	500	8,126
SG Holdings Co. Ltd.	2,700	39,610
Sharp Corp.(1)	4,300	24,636
Shibaura Electronics Co. Ltd.	100	4,219
Shibaura Machine Co. Ltd.	100	3,109
Shibaura Mechatronics Corp.	100	12,428
SHIFT, Inc.(1)	100	17,486
Shikoku Bank Ltd.	100	594
Shimadzu Corp.	700	21,648
Shimamura Co. Ltd.	400	36,161
Shimano, Inc.	500	78,377
Shin Nippon Biomedical Laboratories Ltd.	300	5,014
Shindengen Electric Manufacturing Co. Ltd.	100	2,325
Shin-Etsu Chemical Co. Ltd.	2,100	64,651
Shinsho Corp.	100	3,755
Shinwa Co. Ltd.	100	1,467
Shionogi & Co. Ltd.	600	26,956
Ship Healthcare Holdings, Inc.	2,400	40,787
Shiseido Co. Ltd.	600	27,247
Shizuoka Financial Group, Inc.	4,500	33,056
Shoei Co. Ltd.	200	3,738
Shofu, Inc.	100	1,534
SIGMAXYZ Holdings, Inc.	500	3,906
Sinfonia Technology Co. Ltd.	700	8,123
Sinko Industries Ltd.	100	1,440
Sintokogio Ltd.	1,500	11,418
SKY Perfect JSAT Holdings, Inc.	2,800	10,448
Skylark Holdings Co. Ltd.	2,400	31,718

SMS Co. Ltd.	500	10,379
Snow Peak, Inc.	100	1,343
Socionext, Inc.	200	23,929
Sodick Co. Ltd.	300	1,505
Softbank Corp.	7,800	83,119
SoftBank Group Corp.	2,900	114,109
Softcreate Holdings Corp.	200	2,195
Sohgo Security Services Co. Ltd.	900	25,362
Solasto Corp.	400	1,706
Sompo Holdings, Inc.	3,100	126,022
Sony Group Corp., ADR	7,122	667,331
S-Pool, Inc.	2,400	9,885
Square Enix Holdings Co. Ltd.	400	17,915
Stanley Electric Co. Ltd.	1,500	30,178
Star Micronics Co. Ltd.	2,400	31,069
Starts Corp., Inc.	500	9,709
Stella Chemifa Corp.	100	2,174
Studio Alice Co. Ltd.	100	1,524
Subaru Corp.	6,700	114,920
Sugi Holdings Co. Ltd.	400	16,600
SUMCO Corp.	5,800	82,559
Sumida Corp.	1,200	11,449
Sumitomo Bakelite Co. Ltd.	200	7,850
Sumitomo Electric Industries Ltd.	7,200	85,228
Sumitomo Forestry Co. Ltd.	2,400	54,043
Sumitomo Mitsui Financial Group, Inc., ADR(2)	33,318	268,543
Sumitomo Mitsui Trust Holdings, Inc.	3,100	109,226
Sumitomo Pharma Co. Ltd.	2,400	10,962
Sumitomo Realty & Development Co. Ltd.	3,000	72,351
Sumitomo Riko Co. Ltd.	2,700	14,619
Sumitomo Rubber Industries Ltd.	2,600	22,922
Sumitomo Seika Chemicals Co. Ltd.	300	8,742
Sumitomo Warehouse Co. Ltd.	700	11,007
Sun Corp.	100	1,223
Sun Frontier Fudousan Co. Ltd.	2,400	22,665
Sundrug Co. Ltd.	1,000	28,445
Suntory Beverage & Food Ltd.	2,400	88,276
Suzuken Co. Ltd.	1,200	30,101
Suzuki Motor Corp.	2,400	79,029
SWCC Corp.	2,400	32,129
SymBio Pharmaceuticals Ltd.(1)(2)	600	1,854
Sysmex Corp.	500	32,724
Systena Corp.	2,500	5,419
Syuppin Co. Ltd.	100	693
T&D Holdings, Inc.	3,400	46,168
Tachibana Eletech Co. Ltd.	700	10,696
Tachi-S Co. Ltd.	1,300	13,144
Taisei Corp.	3,000	95,326
Taiyo Yuden Co. Ltd.	700	21,735
Takaoka Toko Co. Ltd.	100	1,423
Takara & Co. Ltd.	200	3,153
Takara Holdings, Inc.	500	3,666
Takasago Thermal Engineering Co. Ltd.	2,400	40,057
Takashimaya Co. Ltd.	3,200	42,984

Takeda Pharmaceutical Co. Ltd., ADR	7,217	114,317
Tama Home Co. Ltd.(2)	400	9,988
Tamron Co. Ltd.	500	12,254
Tanseisha Co. Ltd.	100	570
TDK Corp.	4,800	183,117
TechMatrix Corp.	400	5,258
TechnoPro Holdings, Inc.	2,400	52,000
Teijin Ltd.	3,500	32,336
Teikoku Electric Manufacturing Co. Ltd.	100	1,606
TerraSky Co. Ltd.(1)	100	1,736
Terumo Corp.	500	15,211
T-Gaia Corp.	100	1,184
TIS, Inc.	2,500	69,964
TKC Corp.	200	5,358
TOA ROAD Corp.	400	11,489
Toagosei Co. Ltd.	2,400	20,629
Tochigi Bank Ltd.	1,200	2,010
Toei Animation Co. Ltd.	200	18,571
Toho Bank Ltd.	7,200	11,501
Toho Co. Ltd.	300	11,799
Toho Co. Ltd.	300	5,186
Toho Holdings Co. Ltd.	400	7,304
Toho Zinc Co. Ltd.	100	1,193
Tokai Corp.	100	1,328
Tokai Rika Co. Ltd.	300	4,066
Token Corp.	200	10,399
Tokio Marine Holdings, Inc.	10,200	228,345
Tokyo Century Corp.	600	21,078
Tokyo Electron Device Ltd.	100	7,185
Tokyo Electron Ltd.	2,600	353,614
Tokyo Individualized Educational Institute, Inc.	200	741
Tokyo Kiraboshi Financial Group, Inc.	900	19,205
Tokyo Seimitsu Co. Ltd.	600	26,021
Tokyo Tatemono Co. Ltd.	4,000	49,271
Tokyu Corp.	3,400	43,908
Tokyu Fudosan Holdings Corp.	4,200	22,380
Tomy Co. Ltd.	2,700	31,897
Topcon Corp.	2,600	36,098
Toppan, Inc.	2,600	55,542
Topre Corp.	400	4,023
Topy Industries Ltd.	200	2,770
Toray Industries, Inc.	18,200	96,005
Torex Semiconductor Ltd.	100	1,550
Torii Pharmaceutical Co. Ltd.	100	2,421
Torishima Pump Manufacturing Co. Ltd.	100	1,102
Tosei Corp.	200	2,388
Toshiba TEC Corp.	100	2,922
Totech Corp.	400	11,673
TOTO Ltd.	100	3,028
Towa Corp.	200	3,499
Toyo Corp.	100	940
Toyo Securities Co. Ltd.	600	1,135
Toyo Seikan Group Holdings Ltd.	3,300	49,951
Toyo Tanso Co. Ltd.	100	3,604

Toyo Tire Corp.	1,400	16,983
Toyobo Co. Ltd.	2,400	17,076
Toyoda Gosei Co. Ltd.	2,400	39,408
Toyota Boshoku Corp.	1,500	24,411
Toyota Industries Corp.	900	55,499
Toyota Motor Corp., ADR	4,995	679,969
Toyota Tsusho Corp.	2,600	114,205
TPR Co. Ltd.	300	3,033
Trancom Co. Ltd.	100	4,735
TRE Holdings Corp.	1,000	7,696
Trend Micro, Inc.	1,100	52,310
Trusco Nakayama Corp.	500	7,528
TS Tech Co. Ltd.	2,400	29,876
TSI Holdings Co. Ltd.	2,400	11,137
Tsukuba Bank Ltd.	2,400	3,334
Tsuruha Holdings, Inc.(2)	300	20,720
TV Asahi Holdings Corp.	400	4,338
Tv Tokyo Holdings Corp.	100	1,973
Uchida Yoko Co. Ltd.	100	3,625
Ulvac, Inc.	700	28,372
Unicharm Corp.	700	26,585
Unipres Corp.	2,400	16,842
United Arrows Ltd.	100	1,691
Unitika Ltd.(1)	2,400	3,713
Ushio, Inc.	300	4,071
USS Co. Ltd.	2,700	43,876
UT Group Co. Ltd.(1)	700	13,779
V Technology Co. Ltd.	100	1,847
Valqua Ltd.	300	7,512
ValueCommerce Co. Ltd.	100	1,004
Vector, Inc.	500	4,693
VT Holdings Co. Ltd.	2,400	8,653
Wacoal Holdings Corp.	100	2,057
Wacom Co. Ltd.	200	1,007
Wakachiku Construction Co. Ltd.	400	9,434
Wakita & Co. Ltd.	1,100	10,265
Warabeya Nichiyo Holdings Co. Ltd.	500	8,037
Welcia Holdings Co. Ltd.	100	2,112
West Japan Railway Co.	900	37,693
Will Group, Inc.	100	725
World Co. Ltd.	100	1,078
World Holdings Co. Ltd.	100	1,967
Xebio Holdings Co. Ltd.	100	800
Yakult Honsha Co. Ltd.	100	6,496
YAKUODO Holdings Co. Ltd.	100	1,790
YAMABIKO Corp.	100	1,016
Yamada Holdings Co. Ltd.	13,500	40,002
Yamae Group Holdings Co. Ltd.	200	3,503
Yamaguchi Financial Group, Inc.	4,100	26,737
Yamaha Corp.	100	3,956
Yamaha Motor Co. Ltd.	3,700	91,029
Yamaichi Electronics Co. Ltd.	300	4,456
Yamanashi Chuo Bank Ltd.	1,200	9,643
Yamato Holdings Co. Ltd.	2,800	51,221

Yamazen Corp.	2,400	17,501
Yaskawa Electric Corp.	200	8,432
Yellow Hat Ltd.	400	5,246
Yokogawa Electric Corp.	1,000	18,830
Yokohama Rubber Co. Ltd.	2,500	52,475
Yokorei Co. Ltd.	600	4,667
Yonex Co. Ltd.	700	6,641
Yuasa Trading Co. Ltd.	400	12,017
Z Holdings Corp.	19,100	47,472
Zenkoku Hosho Co. Ltd.	700	25,008
Zenrin Co. Ltd.	600	3,720
Zeon Corp.	600	6,205
ZIGExN Co. Ltd.	600	2,916
ZOZO, Inc.	900	18,320
		20,228,757
Netherlands — 3.8%
Aalberts NV	1,935	81,899
ABN AMRO Bank NV, CVA	6,752	98,645
Adyen NV(1)	140	229,298
Aegon NV, NY Shares(2)	30,799	133,360
AerCap Holdings NV(1)	2,933	167,416
Akzo Nobel NV	2,496	188,144
Allfunds Group PLC	2,108	14,467
Arcadis NV	500	20,331
ASM International NV	194	84,408
ASML Holding NV, NY Shares	1,241	897,156
ASR Nederland NV	3,094	131,856
B&S Group Sarl	439	1,738
Basic-Fit NV(1)(2)	1,004	38,455
BE Semiconductor Industries NV	1,249	138,102
Brunel International NV	135	1,668
Coca-Cola Europacific Partners PLC	725	45,233
Constellium SE(1)	374	5,573
Corbion NV	389	10,700
DSM-Firmenich AG(1)	927	103,090
Flow Traders Ltd.	580	13,407
Heineken Holding NV	104	8,851
Heineken NV	628	63,540
IMCD NV	224	33,765
ING Groep NV, ADR	31,043	380,898
InPost SA(1)	536	5,798
Just Eat Takeaway.com NV(1)	1,372	20,750
Koninklijke Ahold Delhaize NV	8,685	275,335
Koninklijke BAM Groep NV	6,587	13,407
Koninklijke KPN NV	32,524	111,890
Koninklijke Philips NV, NY Shares(1)	1,466	27,686
NN Group NV	2,266	81,751
Ordina NV	596	3,613
Pharming Group NV(1)	14,953	18,227
PostNL NV(2)	7,062	10,966
Prosus NV(1)	1,130	74,472
Randstad NV	729	35,762
Signify NV	146	3,726
TKH Group NV, CVA	555	27,602

TomTom NV(1)	192	1,469
Universal Music Group NV	2,965	58,817
Van Lanschot Kempen NV	82	2,248
Wolters Kluwer NV	248	28,328
		3,693,847
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)(2)	8,711	30,290
Arvida Group Ltd.	3,488	2,516
Auckland International Airport Ltd.(1)	4,139	22,122
Chorus Ltd.	8,061	39,714
EBOS Group Ltd.	909	23,004
Fisher & Paykel Healthcare Corp. Ltd.	1,849	25,822
Fletcher Building Ltd.	11,227	33,873
KMD Brands Ltd.	6,373	4,183
Mercury NZ Ltd.	9,144	36,116
Meridian Energy Ltd.	6,287	20,074
Spark New Zealand Ltd.	14,758	45,806
		283,520
Norway — 0.8%
2020 Bulkers Ltd.(1)(2)	507	4,548
ABG Sundal Collier Holding ASA	4,302	2,192
Adevinta ASA(1)	529	3,702
Atea ASA(1)	655	8,699
B2Holding ASA	2,134	1,408
Bakkafrost P	106	6,951
Belships ASA	2,239	3,326
Borregaard ASA	1,132	18,832
DNB Bank ASA	5,451	91,315
Elopak ASA	1,363	2,999
Europris ASA	1,062	7,029
Gjensidige Forsikring ASA	725	12,187
Gram Car Carriers ASA(1)	444	6,746
Grieg Seafood ASA	249	1,923
Kid ASA	326	2,376
Kongsberg Automotive ASA(1)	14,812	3,375
Kongsberg Gruppen ASA	454	18,197
Leroy Seafood Group ASA	1,254	5,618
Mowi ASA(2)	3,676	63,123
Nordic Semiconductor ASA(1)	1,059	11,093
Norsk Hydro ASA	13,155	79,618
Norske Skog ASA(2)	1,985	7,340
OKEA ASA	920	2,546
Orkla ASA	2,500	17,996
Petronor E&P ASA(1)	1,000	66
Protector Forsikring ASA	2,073	31,635
Rana Gruber ASA	505	2,493
Salmar ASA(2)	558	24,620
Scatec ASA	1,457	9,752
Schibsted ASA, B Shares	2,060	37,178
Schibsted ASA, Class A	1,673	31,716
Siem Offshore, Inc.(1)	806	1,486
Solstad Offshore ASA(1)(2)	1,565	3,317
SpareBank 1 Nord Norge	2,248	18,425
Sparebank 1 Oestlandet	303	3,391

SpareBank 1 SMN	2,431	29,308
SpareBank 1 SR-Bank ASA	2,457	26,221
Storebrand ASA	4,766	34,465
Telenor ASA	3,309	34,026
TGS ASA	2,305	31,681
TOMRA Systems ASA	484	7,699
Veidekke ASA	1,850	17,172
		727,790
Portugal — 0.2%
Altri SGPS SA	2,211	9,752
Banco Comercial Portugues SA, R Shares	107,448	23,670
Corticeira Amorim SGPS SA	1,551	16,311
CTT-Correios de Portugal SA	2,857	9,938
EDP Renovaveis SA	1,474	29,309
Greenvolt-Energias Renovaveis SA(1)	211	1,378
Jeronimo Martins SGPS SA	1,241	29,991
Mota-Engil SGPS SA	7,268	14,272
Navigator Co. SA	6,579	21,668
NOS SGPS SA	3,160	11,669
Sonae SGPS SA	21,519	20,762
		188,720
Singapore — 1.4%
AEM Holdings Ltd.	200	532
Aztech Global Ltd.	6,100	3,133
Capitaland India Trust	11,700	9,171
Capitaland Investment Ltd.	36,900	90,308
City Developments Ltd.	3,400	16,965
ComfortDelGro Corp. Ltd.	65,400	53,175
DBS Group Holdings Ltd.	11,300	253,008
Food Empire Holdings Ltd.	13,800	9,900
Frencken Group Ltd.	12,600	7,950
Grab Holdings Ltd., Class A(1)	11,457	34,142
Hong Fok Corp. Ltd.	14,700	10,814
Hour Glass Ltd.	3,000	4,526
Hutchison Port Holdings Trust, U Shares	166,300	30,424
iFAST Corp. Ltd.(2)	2,500	8,262
Maxeon Solar Technologies Ltd.(1)(2)	268	7,448
Netlink NBN Trust	22,300	14,262
Oversea-Chinese Banking Corp. Ltd.	19,000	172,236
Raffles Medical Group Ltd.	15,100	14,507
Rex International Holding Ltd.	7,400	896
Samudera Shipping Line Ltd.(2)	6,600	4,412
SATS Ltd.(1)	3,480	6,632
Sea Ltd., ADR(1)	631	36,226
Sheng Siong Group Ltd.	10,500	12,574
SIA Engineering Co. Ltd.	2,500	4,360
Singapore Exchange Ltd.	6,200	42,517
Singapore Post Ltd.	57,900	19,073
Singapore Technologies Engineering Ltd.	14,800	40,054
Singapore Telecommunications Ltd.	33,000	60,703
Stamford Land Corp. Ltd.	3,700	1,067
StarHub Ltd.	4,200	3,134
UMS Holdings Ltd.	7,800	6,113
United Overseas Bank Ltd.	12,500	258,261

UOL Group Ltd.	8,700	40,861
Venture Corp. Ltd.	2,400	26,925
Yanlord Land Group Ltd.(1)	14,100	7,967
Yoma Strategic Holdings Ltd.(1)	28,600	2,010
		1,314,548
Spain — 2.2%
Acciona SA	251	40,681
Aena SME SA	889	139,491
Almirall SA	1,149	10,115
Amadeus IT Group SA	1,419	101,834
Applus Services SA	1,514	14,526
Atresmedia Corp. de Medios de Comunicacion SA	1,769	6,647
Banco Bilbao Vizcaya Argentaria SA, ADR	43,110	281,077
Banco de Sabadell SA	59,732	59,326
Banco Santander SA, ADR(2)	74,422	238,895
Bankinter SA	5,626	32,249
CaixaBank SA	15,554	57,166
Cellnex Telecom SA	1,419	57,506
CIE Automotive SA	187	5,352
Construcciones y Auxiliar de Ferrocarriles SA	191	6,099
eDreams ODIGEO SA(1)	187	1,045
Ence Energia y Celulosa SA(2)	2,191	6,788
Endesa SA	4,071	88,281
Ercros SA	1,036	3,672
Ferrovial SA (Madrid)	528	16,382
Fluidra SA(2)	216	3,837
Gestamp Automocion SA	5,413	23,832
Global Dominion Access SA	1,092	4,729
Grifols SA(1)	528	6,144
Grupo Catalana Occidente SA(2)	364	11,287
Iberdrola SA	27,923	340,991
Indra Sistemas SA	1,629	20,011
Industria de Diseno Textil SA	5,591	187,051
Laboratorios Farmaceuticos Rovi SA	188	8,342
Mapfre SA(2)	10,430	20,536
Melia Hotels International SA(1)(2)	2,154	13,720
Neinor Homes SA(1)	841	8,078
Pharma Mar SA	229	7,964
Prosegur Cash SA(2)	3,341	2,263
Prosegur Cia de Seguridad SA(2)	2,207	3,957
Red Electrica Corp. SA	6,502	110,262
Sacyr SA	11,713	35,161
Telefonica SA, ADR(2)	24,977	104,404
Tubacex SA	2,727	7,312
Viscofan SA	556	37,136
		2,124,149
Sweden — 3.2%
AcadeMedia AB	178	768
AddLife AB, B Shares	242	3,028
AddTech AB, B Shares	1,253	25,782
Alfa Laval AB	957	34,478
Ambea AB	522	1,676
Arise AB	921	4,004
Assa Abloy AB, Class B	2,506	55,731

Atlas Copco AB, A Shares	9,237	135,124
Atlas Copco AB, B Shares	5,372	67,843
Atrium Ljungberg AB, B Shares	429	6,984
Avanza Bank Holding AB(2)	2,531	52,556
Axfood AB	1,243	26,800
Beijer Alma AB	856	19,025
Beijer Ref AB	845	12,541
Bilia AB, A Shares	1,587	15,353
Billerud AB	3,148	24,667
BioGaia AB, B Shares	906	8,760
Biotage AB	401	5,211
Boliden AB	3,265	99,751
Bonava AB, B Shares	634	1,062
Boozt AB(1)	2,094	22,922
Bravida Holding AB	843	8,252
Bufab AB	689	22,471
Bure Equity AB	445	10,067
Byggmax Group AB(1)	781	2,172
Castellum AB(2)	1,516	14,269
Catena AB	192	6,606
Catena Media PLC(1)	842	1,591
Cibus Nordic Real Estate AB	483	4,369
Cint Group AB(1)	43	39
Clas Ohlson AB, B Shares	869	5,796
Cloetta AB, B Shares	3,523	6,198
Coor Service Management Holding AB	835	3,957
Corem Property Group AB, B Shares(2)	4,655	2,606
Dios Fastigheter AB	1,274	7,350
Electrolux AB, B Shares	2,567	33,905
Electrolux Professional AB, B Shares	757	3,781
Elekta AB, B Shares	3,223	23,669
Embracer Group AB(1)	1,324	3,057
Epiroc AB, A Shares	3,201	56,226
Epiroc AB, B Shares	1,898	28,736
EQT AB(2)	770	14,631
Essity AB, B Shares	3,467	92,327
Fabege AB	1,408	10,078
Fastighets AB Balder, B Shares(1)	3,387	11,432
Fortnox AB	4,215	27,259
G5 Entertainment AB	159	2,850
GARO AB	305	1,926
Getinge AB, B Shares	726	16,766
Granges AB	1,556	14,042
H & M Hennes & Mauritz AB, B Shares(2)	6,256	78,164
Hemnet Group AB	1,069	18,095
Hexagon AB, B Shares	3,651	42,415
Hexatronic Group AB	579	3,615
Hexpol AB	2,283	23,250
HMS Networks AB	186	8,270
Hoist Finance AB(1)	1,097	2,600
Holmen AB, B Shares(2)	414	15,690
Hufvudstaden AB, A Shares	951	11,398
Husqvarna AB, B Shares	3,893	28,861
Industrivarden AB, A Shares	574	15,473

Indutrade AB	1,171	27,645
Instalco AB	757	4,026
Intrum AB(2)	243	1,743
Investment AB Latour, B Shares	156	3,100
Inwido AB	1,583	14,067
JM AB	476	5,750
Karnov Group AB(1)	619	2,873
Lindab International AB	617	9,811
Loomis AB(2)	1,286	35,497
MEKO AB	478	4,720
Millicom International Cellular SA, SDR(1)	1,837	30,873
MIPS AB	547	27,439
Modern Times Group MTG AB, B Shares(1)	2,283	14,481
Mycronic AB	1,286	28,681
NCC AB, B Shares	1,599	13,248
Neobo Fastigheter AB(1)	672	482
Net Insight AB, B Shares(1)	7,047	3,297
New Wave Group AB, B Shares	583	9,839
Nibe Industrier AB, B Shares	2,064	19,751
Nobia AB(1)	1,962	2,648
Nordea Bank Abp	15,870	156,657
Note AB(1)	37	862
NP3 Fastigheter AB	692	11,122
Nyfosa AB	3,186	17,660
OX2 AB(1)	805	4,976
Pandox AB	1,188	12,228
Paradox Interactive AB	517	12,617
Platzer Fastigheter Holding AB, B Shares	633	4,465
Resurs Holding AB	2,541	4,541
Saab AB, B Shares	933	50,872
Samhallsbyggnadsbolaget i Norden AB(2)	15,467	4,987
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	990	382
Sandvik AB	6,246	110,113
Scandic Hotels Group AB(1)	1,741	6,302
Sectra AB, B Shares(1)	1,468	24,965
Securitas AB, B Shares(2)	1,380	10,198
Sinch AB(1)	13,478	28,241
Skandinaviska Enskilda Banken AB, A Shares	9,020	94,685
Skanska AB, B Shares	4,311	56,959
SKF AB, B Shares	5,053	80,402
SkiStar AB	762	9,112
Spotify Technology SA(1)	182	27,100
Stillfront Group AB(1)	1,286	2,356
Svenska Cellulosa AB SCA, B Shares	2,933	38,996
Svenska Handelsbanken AB, A Shares	10,820	85,664
Sweco AB, B Shares	541	6,144
Swedbank AB, A Shares	6,665	102,396
Synsam AB	483	2,119
Tele2 AB, B Shares	2,387	21,721
Telefonaktiebolaget LM Ericsson, ADR	15,468	79,815
Telia Co. AB	23,824	55,555
Thule Group AB	178	4,524
Tobii Dynavox AB(1)	468	1,102
Trelleborg AB, B Shares	3,501	87,196

Troax Group AB	931	19,049
Truecaller AB, B Shares(1)	861	2,698
Viaplay Group AB, B Shares(1)	270	5,299
Vitec Software Group AB, B Shares	439	22,014
Vitrolife AB	45	891
Volvo AB, A Shares	1,215	23,464
Volvo AB, B Shares	9,169	169,457
Volvo Car AB, Class B(1)	5,070	17,502
Wallenstam AB, B Shares(2)	2,146	6,885
Wihlborgs Fastigheter AB	4,318	30,953
		3,083,542
Switzerland — 8.4%
ABB Ltd., ADR	1,588	57,883
Adecco Group AG	599	17,899
Alcon, Inc.	3,067	238,694
Allreal Holding AG	190	31,450
ALSO Holding AG	82	16,416
ams-OSRAM AG(1)	6,253	46,076
Arbonia AG	340	3,862
Ascom Holding AG	129	1,356
Autoneum Holding AG(1)	29	4,509
Baloise Holding AG	557	85,632
Banque Cantonale Vaudoise	368	37,123
Barry Callebaut AG	29	58,694
Belimo Holding AG	107	48,901
Bucher Industries AG	65	27,315
Burckhardt Compression Holding AG	85	52,125
Bystronic AG	26	17,685
Calida Holding AG	67	2,953
Cembra Money Bank AG	503	37,672
Chocoladefabriken Lindt & Spruengli AG	1	121,016
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	5	59,917
Cie Financiere Richemont SA, Class A	3,199	509,330
Clariant AG(1)	1,585	22,848
Comet Holding AG	76	20,703
Daetwyler Holding AG, Bearer Shares	68	16,731
DKSH Holding AG	478	34,465
dormakaba Holding AG	62	28,424
Dufry AG(1)	0	18
Flughafen Zurich AG	222	42,919
Forbo Holding AG	24	35,303
Galenica AG	67	5,242
Geberit AG	267	141,656
Georg Fischer AG	1,089	72,179
Givaudan SA	5	16,480
Helvetia Holding AG	452	64,315
Huber & Suhner AG	192	15,435
Idorsia Ltd.(1)(2)	229	1,885
Implenia AG	329	16,614
Inficon Holding AG	44	48,944
Intershop Holding AG	6	4,025
Julius Baer Group Ltd.	2,988	183,504
Kardex Holding AG	24	5,239
Komax Holding AG	26	6,692

Kuehne + Nagel International AG	646	184,169
LEM Holding SA	10	22,491
Leonteq AG(1)(2)	188	9,363
Logitech International SA	1,481	94,730
Lonza Group AG	399	250,255
Medacta Group SA	84	10,322
Meier Tobler Group AG	238	12,743
Mobilezone Holding AG	811	11,164
Mobimo Holding AG	71	18,496
Nestle SA	3,953	468,574
Novartis AG, ADR	8,421	810,521
OC Oerlikon Corp. AG	3,162	15,372
Partners Group Holding AG	305	275,731
Peach Property Group AG(1)(2)	82	1,150
PSP Swiss Property AG	485	52,175
Roche Holding AG	3,492	1,112,233
Roche Holding AG, Bearer Shares	135	45,700
Schindler Holding AG	202	40,636
Schindler Holding AG, Bearer Participation Certificate	342	71,078
Schweiter Technologies AG	6	4,320
SGS SA	1,054	93,549
Siegfried Holding AG(1)	33	26,199
SIG Group AG(1)	614	16,793
Sika AG	145	39,675
Sonova Holding AG	167	42,890
St Galler Kantonalbank AG	46	23,742
Stadler Rail AG	1,363	51,918
Straumann Holding AG	926	136,047
Sulzer AG	413	32,424
Swatch Group AG	639	35,915
Swatch Group AG, Bearer Shares	353	105,203
Swiss Life Holding AG	340	196,714
Swiss Prime Site AG	922	77,982
Swiss Re AG	1,779	178,340
Swisscom AG	387	245,163
Tecan Group AG	24	9,223
Temenos AG	676	57,176
TX Group AG	27	3,209
u-blox Holding AG(1)	166	21,516
UBS Group AG	21,624	408,910
Valiant Holding AG	233	23,795
Vontobel Holding AG	412	26,424
Ypsomed Holding AG	42	10,972
Zehnder Group AG	114	8,888
Zurich Insurance Group AG	1,059	495,805
		8,139,824
United Kingdom — 13.4%
3i Group PLC	17,226	420,228
abrdn PLC	17,947	44,472
Admiral Group PLC	3,276	94,895
Advanced Medical Solutions Group PLC	559	1,560
AG Barr PLC	1,381	8,677
Airtel Africa PLC	6,799	10,106
AJ Bell PLC	5,122	20,280

Alliance Pharma PLC	3,241	2,487
Anglo American PLC	12,765	351,654
Antofagasta PLC	3,727	62,014
Ascential PLC(1)	7,239	20,254
Ashmore Group PLC	5,400	15,092
Ashtead Group PLC	6,069	370,655
ASOS PLC(1)(2)	413	1,773
Associated British Foods PLC	3,526	80,187
Aston Martin Lagonda Global Holdings PLC(1)(2)	1,549	5,504
AstraZeneca PLC, ADR	8,309	607,222
Auto Trader Group PLC	10,397	81,596
Aviva PLC	15,725	77,198
B&M European Value Retail SA	13,504	85,786
BAE Systems PLC	10,448	120,753
Balfour Beatty PLC	7,727	35,261
Bank of Georgia Group PLC	1,031	38,685
Barclays PLC, ADR	46,895	352,650
Barratt Developments PLC	6,410	37,039
Beazley PLC	6,440	48,545
Bellway PLC	1,544	43,495
Berkeley Group Holdings PLC	1,078	52,763
boohoo Group PLC(1)	1,979	976
Britvic PLC	5,772	63,474
BT Group PLC	80,676	147,374
Bunzl PLC	1,040	40,714
Burberry Group PLC	7,697	206,422
Burford Capital Ltd.	2,121	28,599
Bytes Technology Group PLC	4,644	29,445
Capital Ltd.	2,763	3,193
Centrica PLC	61,143	89,637
Chesnara PLC	1,632	5,685
Clarkson PLC	452	16,126
Close Brothers Group PLC	3,059	34,474
CMC Markets PLC	3,084	6,829
Coats Group PLC	54,768	47,252
Coca-Cola HBC AG(1)	3,799	112,862
Compass Group PLC	2,777	76,101
Computacenter PLC	1,284	37,011
ConvaTec Group PLC	7,981	20,220
Cranswick PLC	618	24,904
Crest Nicholson Holdings PLC	5,438	16,423
Croda International PLC	773	58,674
Darktrace PLC(1)	1,947	6,876
De La Rue PLC(1)	1,205	583
Dechra Pharmaceuticals PLC	23	959
DFS Furniture PLC	3,807	5,488
Diageo PLC, ADR	2,746	461,383
Direct Line Insurance Group PLC	15,285	31,645
Domino's Pizza Group PLC	1,320	4,608
dotdigital group PLC	1,957	2,169
Dr. Martens PLC	8,230	16,088
Drax Group PLC	7,865	54,224
DS Smith PLC	26,402	99,858
Dunelm Group PLC	3,401	46,121

Elementis PLC(1)	1,342	1,795
EMIS Group PLC	1,003	16,659
Ergomed PLC(1)	673	8,499
Experian PLC	2,298	81,079
Firstgroup PLC	23,592	34,055
Forterra PLC	6,505	14,953
Frasers Group PLC(1)	2,831	23,810
Frontier Developments PLC(1)	129	861
Funding Circle Holdings PLC(1)	1,437	968
Games Workshop Group PLC	918	108,240
Gamma Communications PLC	1,733	24,801
Genus PLC	42	1,324
Georgia Capital PLC(1)	454	4,619
Golar LNG Ltd.(1)	1,836	37,767
Grafton Group PLC	4,958	50,238
Grainger PLC	5,685	17,594
Greggs PLC	2,989	99,902
GSK PLC, ADR	15,290	513,744
Gym Group PLC(1)	1,207	1,440
Haleon PLC	22,128	87,532
Haleon PLC, ADR(2)	7,816	62,841
Halfords Group PLC	3,188	8,048
Halma PLC	139	4,172
Hargreaves Lansdown PLC	6,594	65,834
Hays PLC	33,719	45,065
Helical PLC	1,258	3,814
Helios Towers PLC(1)	15,212	17,135
Hikma Pharmaceuticals PLC	3,135	70,072
Hill & Smith PLC	2,213	40,102
Hiscox Ltd.	4,379	63,941
Hollywood Bowl Group PLC	5,942	20,266
Howden Joinery Group PLC	6,919	56,563
HSBC Holdings PLC, ADR(2)	16,521	608,303
Hurricane Energy PLC(1)	44,885	4,404
Ibstock PLC	8,645	17,183
IG Group Holdings PLC	7,107	59,460
IMI PLC	1,926	38,276
Impax Asset Management Group PLC	2,946	26,006
Inchcape PLC	10,013	94,956
Informa PLC	784	6,807
Intermediate Capital Group PLC	3,799	65,939
International Distributions Services PLC	16,758	41,135
Intertek Group PLC	947	48,973
Investec PLC	8,231	42,068
IOG PLC(1)	7,050	562
IP Group PLC	11,131	7,850
IWG PLC(1)	12,072	21,879
J D Wetherspoon PLC(1)	2,459	22,365
J Sainsbury PLC	14,929	50,312
JD Sports Fashion PLC	42,830	81,260
Johnson Matthey PLC	1,902	40,987
Johnson Service Group PLC	19,748	26,526
Jubilee Metals Group PLC(1)	6,918	610
Jupiter Fund Management PLC	3,226	4,411

Just Group PLC	14,321	15,028
Kainos Group PLC	1,353	21,604
Kingfisher PLC	21,044	60,531
Lancashire Holdings Ltd.	3,430	26,494
Legal & General Group PLC	64,939	184,579
Liberty Global PLC, Class A(1)	1,868	30,448
Liberty Global PLC, Class C(1)	2,948	50,175
Liontrust Asset Management PLC	2,338	21,972
Lloyds Banking Group PLC, ADR	175,010	379,772
London Stock Exchange Group PLC	747	79,634
Lookers PLC	7,801	7,858
Luxfer Holdings PLC	63	905
M&G PLC	19,617	48,461
Man Group PLC	28,086	76,879
Marks & Spencer Group PLC(1)	30,067	66,931
Marshalls PLC	1,063	4,014
Marston's PLC(1)	10,519	4,110
ME GROUP INTERNATIONAL PLC	4,473	7,667
Metro Bank Holdings PLC(1)	840	1,050
Mitchells & Butlers PLC(1)	4,515	11,476
Molten Ventures PLC(1)	3,719	13,459
Mondi PLC	6,602	102,343
Moneysupermarket.com Group PLC	8,606	26,861
Morgan Sindall Group PLC	1,223	27,735
National Grid PLC, ADR(2)	2,952	204,721
NatWest Group PLC, ADR(2)	30,046	194,398
Next 15 Group PLC	2,022	18,758
Next PLC	2,313	182,998
Ninety One PLC	6,996	14,154
Ocado Group PLC(1)	119	548
OSB Group PLC	8,699	53,423
Pagegroup PLC	9,450	51,140
Paragon Banking Group PLC	4,737	28,558
PayPoint PLC	2,076	9,982
Pearson PLC, ADR(2)	5,327	52,471
Pendragon PLC(1)	8,739	1,881
Pennon Group PLC	3,823	36,812
Persimmon PLC	2,659	39,803
Pets at Home Group PLC	268	1,255
Phoenix Group Holdings PLC	3,744	25,762
Plus500 Ltd.	2,781	49,975
Premier Foods PLC	7,225	12,016
Prudential PLC, ADR(2)	2,890	76,383
QinetiQ Group PLC	6,327	28,303
Quilter PLC	9,521	9,959
Rathbones Group PLC	796	19,704
Reach PLC	3,674	3,305
Reckitt Benckiser Group PLC	4,276	332,508
Redde Northgate PLC	7,718	35,850
Redrow PLC	3,393	20,346
RELX PLC, ADR(2)	7,967	249,367
Renewi PLC(1)	516	3,436
Renishaw PLC	317	15,969
Rentokil Initial PLC	5,296	42,127

Restaurant Group PLC(1)	11,435	6,417
Restore PLC	914	2,812
Ricardo PLC	1,761	12,275
Rightmove PLC	9,826	64,174
Rolls-Royce Holdings PLC(1)	9,437	16,859
RS GROUP PLC	3,386	33,546
RWS Holdings PLC	1,758	4,976
Sage Group PLC	4,449	48,213
Savills PLC	1,888	21,428
Schroders PLC	5,381	30,558
Senior PLC	919	1,914
Severn Trent PLC	2,339	80,805
SIG PLC(1)	42,008	20,786
Sirius Real Estate Ltd.	7,307	7,454
Smart Metering Systems PLC	946	9,265
Smith & Nephew PLC, ADR(2)	2,530	75,647
Smiths Group PLC	1,809	36,196
Softcat PLC	1,889	32,089
Speedy Hire PLC	6,741	2,590
Spirax-Sarco Engineering PLC	232	31,623
Spirent Communications PLC	6,712	14,928
SSP Group PLC(1)	7,504	25,130
St. James's Place PLC	2,414	33,610
Standard Chartered PLC	28,954	228,179
SThree PLC	1,985	9,222
Strix Group PLC	2,459	3,039
Superdry PLC(1)(2)	774	781
Synthomer PLC	2,999	3,352
Taylor Wimpey PLC	22,117	31,502
TBC Bank Group PLC	1,175	33,717
Telecom Plus PLC	1,342	25,414
THG PLC(1)	20,037	15,408
TI Fluid Systems PLC	4,617	6,997
TP ICAP Group PLC	2,335	4,395
Travis Perkins PLC	1,373	14,934
Tremor International Ltd.(1)(2)	888	3,099
TUI AG(1)	1,096	6,998
Tyman PLC	503	1,681
Unilever PLC, ADR	7,344	366,759
United Utilities Group PLC	11,169	140,856
Vanquis Banking Group PLC	8,506	22,909
Vertu Motors PLC	8,457	6,454
Vesuvius PLC	4,774	24,660
Virgin Money UK PLC	26,131	48,198
Vistry Group PLC	4,491	40,376
Vodafone Group PLC, ADR	22,448	212,807
Watkin Jones PLC	1,239	1,031
Weir Group PLC	557	11,780
WH Smith PLC	1,419	27,757
Whitbread PLC	1,806	74,078
Wickes Group PLC	13,385	20,349
Wincanton PLC	518	1,593
WPP PLC, ADR	759	40,356
XP Power Ltd.	556	14,434

Yellow Cake PLC(1)	4,663	22,861
YouGov PLC	1,000	12,427
		12,962,829
United States — 0.1%
Atlassian Corp., Class A(1)	568	102,689
Gen Digital, Inc.	2	35
Resolute Forest Products, Inc.(1)	1,220	1,366
		104,090
TOTAL COMMON STOCKS (Cost $91,838,231)		95,984,079
RIGHTS†
Spain†
Almirall SA(1) (Cost $216)	1,091	199
WARRANTS†
Australia†
Magellan Financial Group Ltd.(1)(2) (Cost $—)	4	1
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	79,487	79,487
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,550,589	1,550,589
TOTAL SHORT-TERM INVESTMENTS (Cost $1,630,076)		1,630,076
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $93,468,523)		97,614,355
OTHER ASSETS AND LIABILITIES — (1.1)%		(1,028,339)
TOTAL NET ASSETS — 100.0%		$96,586,016

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	25.6%
Industrials	17.9%
Consumer Discretionary	13.4%
Information Technology	9.2%
Health Care	8.8%
Materials	7.3%
Consumer Staples	6.6%
Communication Services	5.8%
Utilities	2.4%
Real Estate	2.2%
Energy	0.2%
Short-Term Investments	1.7%
Other Assets and Liabilities	(1.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,375,659. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,494,876, which includes securities collateral of $944,287.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Belgium	$119,237	$767,988	—
Canada	6,500	9,752,403	—
Denmark	1,146,645	1,441,037	—
Finland	57,612	811,659	—
France	1,266,958	8,357,669	—
Germany	547,627	6,322,318	—
Hong Kong	15,702	2,135,269	—
Israel	210,010	563,461	—
Japan	2,710,388	17,518,369	—
Netherlands	1,657,322	2,036,525	—
Singapore	77,816	1,236,732	—
Spain	624,376	1,499,773	—
Sweden	106,915	2,976,627	—
Switzerland	1,277,314	6,862,510	—
United Kingdom	4,578,119	8,384,710	—
United States	104,055	35	—
Other Countries	—	10,810,398	—
Rights	—	199	—
Warrants	—	1	—
Short-Term Investments	1,630,076	—	—
	$16,136,672	$81,477,683	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.